UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

431 N. Pennsylvania Street
Indianapolis, IN	46204
(Address of principal executive offices)		(Zip code)

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	317-917-7000

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Semi-Annual Report

April 30, 2007

(Unaudited)

Fund Advisor:

Spectrum Advisory Services Inc.

1050 Crown Point Parkway, Suite 750

Atlanta, GA 30338

(800) 788-6086

www.marathonvalue.com

April 30, 2007

Dear Shareholder:

In my last letter, I suggested that a relatively stable and growing market would erupt into greater volatility. That has certainly proven to be the case. Nevertheless, both the Marathon Value Portfolio (“Marathon”) and the financial markets performed well in the last six months.

After long periods of rising markets, it is important to remember that all investments are fundamentally priced according to their risk and expected return. Of the two, today’s evaluation of risk is the most problematic. As can be seen most plainly in fixed income instruments, risk is currently priced very cheaply. Loans to debt-laden companies carry only modestly higher rates than those to soundly financed businesses. That same phenomenon can also be seen in the equity markets. Strong, more stable companies are being priced more cheaply than their smaller riskier counterparts. Risk that is priced cheaply will be expensive to somebody down the road.

Marathon has never been so obsessed with returns that it will ignore risk. As a result, I consider our position today more sound than that of many other equity funds.

When you talk with friends, family or colleagues about investments, please encourage them to consider the low risk volatility and strong returns that Marathon has provided. An influx of new cash will be very beneficial to current holders of Marathon as well. Thank you for your confidence and I look forward to reporting our year-end results to you.

Very truly yours,

Marc Heilweil

MANAGEMENT DISCUSSION

Over the last six-month period ending April 30, 2007, the U.S. based issues held in Marathon handily out-performed the S&P 500. However, our holdings of Japanese companies and cash resulted in reducing our overall six month returns to +8.46%, as opposed to the S&P 500 benchmark’s +8.60%. Since the Fund’s inception on March 28, 2000, Marathon’s cumulative total return was +93.02% versus the S&P 500’s cumulative total return of +10.46%, for a total return differential of +82.56% for Marathon.

Marathon, with its long-term track record of strong risk-adjusted returns, was rated 5-stars overall by Morningstar, as of April 30, 2007. (A)

Performance Summary

	Calendar> 2000*	Calendar 2001	Calendar 2002	Calendar 2003	Calendar 2004	Calendar 2005	Calendar 2006	Year-to-Date 2007 as of 04/30/07	Since Inception as of 04/30/07
Marathon Value Portfolio S&P 500 Index	16.06% -11.67%	4.70% -11.89%	-11.00% -22.10%	26.20% 28.68%	14.03% 10.88%	6.20% 4.91%	11.76% 15.79%	4.51% 5.10%	93.02% 10.46%

Annualized Total Returns
For the Periods Ended April 30, 2007
	One Year Average	Three Year Average	Five Year Average	Since Inception
Marathon Value Portfolio S&P 500 Index	10.09% 15.24%	11.12% 12.25%	9.62% 8.54%	9.72% 1.41%

The annualized gross expense ratio, before taking into account the fee waiver*, as of the most recent prospectus dated February 28, 2007 was 1.27%.

March 28, 2000 is the date Spectrum Advisory Services Inc. assumed management of Marathon. Returns for 2000 are from 03/28/00 through 12/31/00.

Returns are not annualized, except where noted. The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.marathonvalue.com or by calling 1-800-788-6086. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing.

*The advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund may invest) do not exceed 1.25% of the Fund’s average daily net assets through February 29, 2008.

(A) For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating™ based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar Rating™ for a fund is derived from a weighted average of the performance figures associated with its 3-, 5-, and 10-year (if applicable) Morningstar Rating metrics. Marathon is rated 5-stars for Overall and 5 years, and 4-stars for 3 years, within the Large Blend Category, which includes 1022 funds.

The chart above assumes an initial investment of $10,000 made on March 28, 2000 (commencement of Fund operations) and held through April 30, 2007. The Fund’s return represents past performance and does not guarantee future results. The line graph and performance table shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original purchase price.

The Fund’s investment objectives, risk, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and can be obtained by calling 1-800-788-6086 or visiting www.marathonvalue.com. The prospectus should be read carefully before investing.

The S&P 500 Total Return Index is a capitalization weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Fund’s portfolio holdings may differ significantly from the securities held in the Index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses.

Despite its strong results, the market showed great volatility during the period. The Dow Jones Industrial Average dropped over 400 points on February 27th in an apparent reaction to an 8.8% plunge on China’s Shanghai composite index. Don’t ask why. In April the market rose rapidly and recovered all its losses and moved to all time absolute highs on the Dow industrials.

Earnings of major multinational companies came in stronger than anticipated. Overseas economies grew and the dollar weakened against most of our trading partners, with Japan being a notable exception. Housing and a high default rate on sub-prime mortgages provided the most striking down note in the period.

Our activity in the quarter was modest. We did buy a Swiss government note for two reasons. We wanted to benefit from weakness in the dollar and have a hedge against the eventual unwinding of the so-called yen carry trade and possible financial stress. Aggressive funds have borrowed in low interest rate countries such as Japan and used those funds to purchase higher yielding investments. Should the yen strengthen, that maneuver will need to be reversed.

In the last six months we added to our position in General Electric (up +5.0% in the period). That iconic blue chip has lost favor because of its unrelated businesses and because it is one of the few American companies beyond the reach of those large pools of buyout funds. In the recent past, the company has improved its profit margins and positioned itself in businesses in which it has competitive advantages. We also purchased United Parcel Service (-6.5%). The company’s stock price adequately reflects its difficult integration of some recent acquisitions. Its network across the globe should help it to increase its share of the shipping market. Now if we could only fill its planes heading towards Asia, this country might improve its trade deficit.

After seeing much of Marathon’s performance in the six months ended October 31, 2006 come from larger companies, the current period’s leading contributors tended to be midsize companies. Avnet (+72.7%) rode through an inventory work-down, not unusual in the cyclical component distribution business, to report improved earnings and margins, as well as made an accretive acquisition in its technology solutions division. Vulcan Materials (+51.8%) benefited from tight aggregate supplies in key markets like Florida which yielded significant pricing gains. Tiffany (+33.5%) has translated savvy marketing in an expanding line of silver and traditional diamond products into healthy same-store sales growth. The stock received an additional push higher in recent months after activist investor Nelson Peltz disclosed a significant stake in the company. Like Tiffany, Elizabeth Arden (+29.1%) rebounded from a pullback in share price with top-line growth owing partly to new products and, specific to Arden, a couple of meaningful acquisitions that should produce scale efficiencies after an interim period of dilution. Noble (+20.1%) rounded out the top five contributors by delivering very strong earnings gains from much higher day rates and rig utilization. A few healthcare related companies followed the top five; Pharmaceutical Product Development, or PPD, (+14.0%), Abbott Labs (+19.2%), and Dionex (+26.8%) were all strong contributors.

We also received an incremental performance benefit from two of our holdings, Four Seasons Hotels (+27.8%) and First Data (+33.6%), each of which announced during the period it was being purchased by a private equity firm. Since the close of the period, another company we own, Florida East Coast Industries (+18.0%), has made a similar announcement.

With close to half of Marathon’s holdings up by double-digit percentages during the period, there isn’t much negative news to report. We did have a couple of past winners, Office Depot (-19.96%) and Mitsubishi UFJ Financial (-18.0%), give back some performance.

Fund Holdings - (unaudited)

1Based on net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, such as the fee imposed on short-term redemptions; and (2) ongoing costs, consisting solely of management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2006) and held for the entire period (through April 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Marathon Value Portfolio	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 – April 30, 2007
Actual	$1,000.00	$1,084.63	$6.46
Hypothetical (5% return before expenses)	$1,000.00	$1,018.60	$6.25

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Marathon Value Portfolio
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stocks - 82.19%	Shares	Value

Aerospace-Defense - 0.37%
Northrop Grumman Corp.	1,400	$ 103,054

Air Delivery and Freight Services - 1.28%
United Parcel Service, Inc. - Class B	5,000	352,150

Automobiles, Parts & Equipment - 1.01%
Toyota Motor Corp. (b)	2,300	279,266

Banking - 2.22%
Mitsubishi UFJ Financial Group, Inc. (b)	22,500	235,125
Popular, Inc.	9,000	151,290
U.S. Bancorp	6,530	224,306
		610,721

Broadcasting & Cable - 1.63%
Liberty Global, Inc. - Class A (a)	3,573	128,235
Liberty Media Capital - Class A (a)	1,558	176,007
Saga Communications, Inc. - Class A (a)	14,300	143,000
		447,242

Computer Communications Equipment - 1.60%
Cisco Systems, Inc. (a)	16,500	441,210

Construction Materials - 1.35%
Vulcan Materials Co.	3,000	371,010

Diversified Financial Services - 1.64%
Moody's Corp.	5,400	357,048
Western Union Co.	4,500	94,725
		451,773

Electric Components & Equipment - 2.09%
SECOM Co., Ltd. (b)	2,800	253,981
Zebra Technologies Corp. - Class A (a)	8,075	321,304
		575,285

Electric Utilities - 1.46%
Korea Electric Power Corp. (b)	7,500	155,100
NorthWestern Corp.	7,000	245,980
		401,080

Energy - 0.99%
Sasol Ltd. (b)	8,000	273,360

Food Distributors - 0.24%
Farmer Brothers Co.	3,100	66,495

General Merchandise Stores - 1.23%
Costco Wholesale Corp.	6,300	337,491

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 82.19% - continued	Shares	Value

Healthcare Distribution & Services - 5.03%
Cardinal Health, Inc.	7,500	$ 524,625
IMS Health, Inc.	10,627	311,690
Pharmaceutical Product Development, Inc.	15,200	548,264
		1,384,579

Healthcare Equipment - 3.92%
Becton, Dickinson & Co.	5,500	432,795
Dionex Corp. (a)	4,200	289,800
Medtronic, Inc.	3,500	185,255
St. Jude Medical, Inc. (a)	4,000	171,160
		1,079,010

Hotels & Motels - 0.86%
Four Seasons Hotels, Inc.	2,900	237,800

Household Furniture - 0.64%
Natuzzi S.p.A. (a) (b)	22,900	175,185

Household Products - 3.04%
Colgate-Palmolive Co.	2,500	169,350
Kimberly-Clark Corp.	6,800	483,956
Procter & Gamble Co.	2,827	181,804
		835,110

Industrial Conglomerates - 6.32%
3M Co.	4,100	339,357
Eaton Corp.	2,800	249,788
General Electric Co.	14,300	527,098
Leggett & Platt, Inc.	7,700	181,104
Tyco International, Ltd.	13,500	440,505
		1,737,852

Industrial Machinery - 1.92%
Illinois Tool Works, Inc.	7,200	369,432
Lincoln Electric Holdings, Inc.	2,500	159,325
		528,757

Insurance - 2.63%
Aegon N.V. (b)	20,000	413,600
Aon Corp.	8,000	310,000
		723,600

Integrated Oil & Gas - 1.16%
ConocoPhillips	4,600	319,010

Marine & Rail Transport - 0.51%
Florida East Coast Industries, Inc.	2,000	141,020

Oil & Gas Equipment & Services - 2.37%
BJ Services Co.	6,600	189,156
Noble Corporation	5,500	463,155
		652,311

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 82.19% - continued	Shares	Value

Packaged Foods - 1.71%
Campbell Soup Co.	12,000	$ 469,200

Paper/Forest Products - 1.29%
Plum Creek Timber Co., Inc. (h)	8,970	356,109

Perfumes, Cosmetics & Other Toilet Preparations - 1.23%
Elizabeth Arden, Inc. (a)	15,000	337,650

Pharmaceutical - 2.16%
Abbott Laboratories	7,000	396,340
Arena Pharmaceuticals, Inc. (a)	8,500	110,755
Bristol-Myers Squibb Co.	3,000	86,580
		593,675

Property & Casualty Insurance - 4.13%
Alleghany Corp. (a)	1,061	379,554
Berkshire Hathaway, Inc. - Class B (a)	130	471,640
Millea Holdings, Inc. (b)	7,750	286,363
		1,137,557

Publishing, Printing & Media - 1.20%
Gannett Co., Inc.	1,200	68,472
John Wiley & Sons, Inc. - Class A	7,000	262,150
		330,622

Real Estate - 4.01%
Alexander's, Inc. (a) (h)	500	192,000
Avatar Holdings, Inc. (a)	5,400	405,378
Crescent Real Estate Equities Co. (h)	9,900	203,049
EastGroup Properties, Inc. (h)	2,800	140,308
Reading International, Inc. - Class A (a)	19,100	161,777
		1,102,512

Restaurants - 1.47%
McDonald's Corp.	8,400	405,552

Retail - Furniture Stores - 0.19%
Haverty Furniture Companies, Inc.	4,000	51,040

Semiconductors & Related Devices - 1.16%
Linear Technology Corp.	8,500	318,070

Services - Consumer Credit Reporting, Collection Agencies - 0.68%
Equifax, Inc.	4,700	187,060

Services - Data and Transaction Processing - 2.87%
Automatic Data Processing, Inc.	6,700	299,892
First Data Corp.	4,500	145,800
Global Payments, Inc.	2,500	94,950
Total System Services, Inc.	8,000	248,480
		789,122

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 82.19% - continued	Shares	Value

Services - Staffing - 1.86%
CDI Corp.	8,800	$ 260,656
Robert Half International, Inc.	7,500	249,750
		510,406

Soft Drinks - 1.33%
The Coca-Cola Co.	7,000	365,330

Specialty Chemicals - 3.53%
Cabot Corp.	6,000	271,800
PPG Industries, Inc.	4,100	301,678
Valspar Corp.	14,700	397,488
		970,966

Specialty Stores - 2.50%
Office Depot, Inc. (a)	11,200	376,544
Tiffany & Co.	6,500	309,985
		686,529

Systems Software & Computer Hardware - 3.43%
International Business Machines Corp.	6,200	633,702
Microsoft Corp.	10,400	311,376
		945,078

Wholesale - Electronic Parts & Equipment - 1.93%
Avnet, Inc. (a)	13,000	531,700

TOTAL COMMON STOCKS (Cost $14,688,341)		22,612,549

Trust Certificate - 0.00%

MPC Statutory Trust (a) (c)	1	114

TOTAL TRUST CERTIFICATE (Cost $0)		114

	Principal
Corporate Bonds - 7.78%	Amount

Allegiance Telecom, Inc. Senior Notes, 12.875%, 05/15/2008 (a) (d)	$125,000	63,750
CWABS, Inc., 8.320%, 10/25/2032 (e) (f)	70,625	70,803
CWABS, Inc., 5.580%, 05/25/2034 (e) (f)	97,283	97,370
CWABS, Inc., 5.980%, 04/25/2032 (e) (f)	130,950	131,082
Dollar General Corp. Notes, 8.625%, 06/15/2010	150,000	160,500
IMPAC CMB Trust, 6.080%, 12/25/2033 (e) (f)	360,202	360,427
IMPAC CMB Trust, 6.220%, 10/25/2033 (e) (f)	271,399	271,719
IMPAC CMB Trust, 5.740%, 09/25/2034 (e) (f)	348,267	348,603
Mississippi Chemical Corp. S N, 7.250%, 11/15/2017 (a) (d)	125,000	312
Residential Asset Securities Corporation, 6.060%, 01/25/2033 (e) (f)	134,061	134,204
Sunamerica, Inc., 6.750%, 10/01/2007	500,000	502,658

TOTAL CORPORATE BONDS (Cost $2,186,380)		2,141,428

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Schedule of Investments - continued
April 30, 2007
(Unaudited)

	Principal
U.S. Agency Obligations - 2.37%	Amount	Value

Federal Home Loan Mortgage Corp., 4.500%, 12/7/2009 (f)	$ 250,000	$ 249,941
Federal Home Loan Mortgage Corp., 5.625%, 08/11/2015 (f)	300,000	299,570
Federal Home Loan Mortgage Corp., 3.500%, 01/15/2023 (e)	102,162	101,431

TOTAL U.S. AGENCY OBLIGATIONS (Cost $652,331)		650,942

Foreign Government Bonds - 3.05%

Swiss Government Bonds, 3.250%, 02/11/2009	1,000,000	839,167

FOREIGN GOVERNMENT BONDS (Cost $808,497)		839,167

Exchange-Traded Funds - 0.98%	Shares

UltraShort S&P500 ProShares	5,000	270,850

TOTAL EXCHANGE-TRADED FUNDS (Cost $283,150)		270,850

Money Market Securities - 3.68%

Huntington Money Market Fund, 5.23% (g)	1,012,640	1,012,640

TOTAL MONEY MARKET SECURITIES (Cost $1,012,640)		1,012,640

TOTAL INVESTMENTS (Cost $19,627,001) - 100.05%		$27,527,690

Liabilities in excess of other assets - (0.05)%		(13,400)

TOTAL NET ASSETS - 100.00%		$27,514,290

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Formed as part of the bankruptcy reorganization of Mississippi Chemical Corp.
(d) In default, issuer filed Chapter 11 bankruptcy.
(e) Collateralized mortgage obligation.
(f) Variable rate securities; the coupon rate shown represents the rate at April 30, 2007.
(g) Variable rate security; the rate shown represents the money market rate at April 30, 2007.
(h) Real Estate Investment Trust.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statement of Assets and Liabilities
April 30, 2007 (Unaudited)

Assets
Investments in securities
At cost	$ 19,627,001
At market value	27,527,690

Interest receivable	27,664
Dividends receivable	25,072
Receivable for Fund shares sold	13,521
Total assets	27,593,947

Liabilities
Payable for investments purchased	51,800
Accrued advisory fees (a)	27,791
Accrued trustee fees	66
Total liabilities	79,657

Net Assets	$ 27,514,290

Net Assets consist of:
Paid in capital	19,433,277
Accumulated undistributed net investment income	68,133
Accumulated net realized gain on investments	112,121
Net unrealized appreciation on:
Investments	7,900,689
Currency accruals	70

Net Assets	$ 27,514,290

Shares outstanding (unlimited number of shares authorized)	1,672,961

Net Asset Value
Offering and redemption price per share	$ 16.45

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statement of Operations
For the six months ended April 30, 2007
(Unaudited)

Investment Income
Dividend income (net of foreign taxes on dividends of $964)	$ 149,290
Interest income	118,492
Total Income	267,782

Expenses
Investment advisor fee	162,733
Trustee expenses	1,785
Total Expenses	164,518
Expenses waived by advisor *	(1,785)
Net operating expenses	162,733
Net Investment Income	105,049

Realized & Unrealized Gain
Net realized gain on:
Investments	121,086
Currency	(9,057)
Change in unrealized appreciation (depreciation) on investment securities	1,908,297
Change in unrealized appreciation (depreciation) on currency	70
Net realized and unrealized gain on investment securities	1,899,310
Net increase in net assets resulting from operations	$ 2,004,359

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Statements of Changes In Net Assets

	Six Months ended
	April 30, 2007	Year ended
Increase in Net Assets due to:	(Unaudited)	October 31, 2006
Operations
Net investment income	$ 105,049	$ 179,450
Net realized gain on investment securities and currency	-	440,619
Change in unrealized appreciation (depreciation) on investments and currency	1,908,227	1,749,967
Net increase in net assets resulting from operations	2,013,276	2,370,036
Distributions
From net investment income	(184,261)	(140,542)
From capital gains	(440,527)	(328,858)
Change in net assets from distributions	(624,788)	(469,400)
Capital Share Transactions
Proceeds from shares sold	1,248,038	3,644,810
Reinvestment of distributions	619,849	467,360
Amount paid for shares repurchased	(791,736)	(1,598,150)
Net increase in net assets resulting from share transactions	1,076,151	2,514,020
Total Increase in Net Assets	2,464,639	4,414,656

Net Assets
Beginning of period	24,937,482	20,522,826

End of period	$ 27,402,121	$ 24,937,482

Accumulated undistributed net investment income	$ 68,133	$ 147,345

Capital Share Transactions
Shares sold	78,029	246,357
Shares issued in reinvestment of distributions	39,181	32,165
Shares repurchased	(49,288)	(107,835)

Net increase from capital share transactions	67,922	170,687

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio
Financial Highlights
(For one share outstanding during the period)
	Six Months ended
	April		Year ended	Year ended	Year ended	Year ended		Year ended
	30, 2007		October	October	October	October		October
	(Unaudited)		31, 2006	31, 2005	31, 2004	31, 2003		31, 2002

Selected Per Share Data
Net asset value, beginning of period	$ 15.54		$ 14.31	$ 13.09	$ 11.55	$ 9.65		$ 10.63
Income from investment operations
Net investment income	0.06		0.11	0.10	0.09	0.09	(a)	0.12	(a)
Net realized and unrealized gain (loss)	1.24		1.45	1.22	1.53	1.91		(0.98)
Total from investment operations	1.30		1.56	1.32	1.62	2.00		(0.86)
Less Distributions to shareholders:
From net investment income	(0.12)		(0.10)	(0.10)	(0.08)	(0.10)		(0.12)
From capital gains income	(0.27)		(0.23)
Total distributions	(0.39)		(0.33)	(0.10)	(0.08)	(0.10)		(0.12)

Net asset value, end of period	$ 16.45		$ 15.54	$ 14.31	$ 13.09	$ 11.55		$ 9.65

Total Return (b)	8.46%	(c)	11.01%	10.11%	14.12%	20.88%		-8.21%

Ratios and Supplemental Data
Net assets, end of period (000)	$ 27,514		$ 24,937	$ 20,523	$ 16,819	$ 13,445		$ 10,287
Ratio of expenses to average net assets
before waiver	1.26%	(d)	1.27%	1.27%	1.26%	1.27%		1.28%
Ratio of expenses to average net assets	1.25%	(d)	1.25%	1.25%	1.25%	1.26%		1.28%
Ratio of net investment income to
average net assets before waiver	0.80%	(d)		0.73%	0.78%	0.86%		1.11%
Ratio of net investment income to average net assets	0.81%	(d)	0.79%	0.76%	0.79%	0.87%		1.11%
Portfolio turnover rate	9.19%		29.03%	38.04%	28.21%	46.03%		44.44%

(a) Net investment income per share was based on average shares outstanding throughout the year.

(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(c) Not annualized.

(d) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2007

(Unaudited)

NOTE 1. ORGANIZATION

Marathon Value Portfolio (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). On January 3, 2003, the Fund acquired all of the assets and liabilities of the Marathon Value Portfolio, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. The Predecessor Fund commenced operations on March 12, 1998. The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment objective is to provide long-term capital appreciation in a well-diversified portfolio. Effective March 28, 2000, the Fund’s advisor is Spectrum Advisory Services, Inc. (“Advisor”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Equity securities are valued by using market quotations, furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Pricing Committee of the Board.

Fixed income securities are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2007 - continued

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Repurchase Agreements - In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2007 - continued

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board and pays all expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), fees and expenses of the non-interested person Trustees, extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Advisor pays the Fund’s expenses, except those specified above. For the six months ended April 30, 2007, the Advisor earned fees of $162,733 from the Fund. The Advisor has contractually agreed to waive and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses, except brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, at 1.25% of average daily net assets through October 31, 2007. For the six months ended April 30, 2007, the Advisor reimbursed trustee fees of $1,785. As of April 30, 2007, the Advisor was owed $27,791 for its advisory services.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Advisor paid all administrative, members of management and/or transfer agency, and fund accounting fees on behalf of the Fund per the Agreement. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund s investments (the Custodian ).

The Fund retains Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended April 30, 2007. The Distributor, Unified, and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4. INVESTMENT TRANSACTIONS

For the six months ended April 30, 2007, purchases and sales of investment securities, other than short-term investments were as follows:

As of April 30, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $19,627,001.

Marathon Value Portfolio

Notes to the Financial Statements

April 30, 2007 - continued

(Unaudited)

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2007, Charles Schwab & Co. held, in an omnibus account for the benefit of others, 65.57% of the Fund’s shares.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2005, the Fund paid an income distribution of $0.096721 per share and a long-term capital gain distribution of $0.22632 per share to shareholders of record on December 27, 2005.

The tax character of distributions paid during the fiscal years 2006 and 2005 were as follows:

On December 27, 2006, the Fund paid an income distribution of $0.1149 per share or $184,261 and long and short-term capital gains distributions totaling $0.2747 pre share or $440,527 to shareholders of record on December 26, 2006.

As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the twelve month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 788-6086 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Gary E. Hippenstiel

Stephen A. Little

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

James M. Landis, Treasurer

Heather Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

Spectrum Advisory Services Inc.

1050 Crown Point Parkway, Suite 750

Atlanta, GA 30338

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2007

(Unaudited)

Fund Advisor:

SMI Advisory Services, LLC

422 Washington Street

Columbus, IN 47201

Toll Free (877) SMI-FUND

Dear Fellow Shareholders,

The past six months have produced strong returns for the stock market as a whole, and even better returns for Upgraders. The Sound Mind Investing Fund gained 11.78% in the six months through April 30, 2007 running comfortably ahead of the 9.07% earned by the Wilshire 5000 Index and the S&P 500’s gain of 8.60%. While overall returns for the period were quite good, along the way the market did remind us that it has a wild side. The market slid rapidly during a three-week stretch in late February and early March, mixing in some of the steepest single-day drops in recent years. From top to bottom, the Wilshire 5000 fell 6.08% during this period (2/20 – 3/5). Fear was rampant as many investors had flashbacks to last year’s summer swoon. Then, almost as quickly as it had started, the slide was over. Over the following month the market gained back all of its losses, then proceeded on to even higher levels.

This sharp market decline was the first big test for the newly launched SMI Managed Volatility Fund. Like its older sibling, The Sound Mind Investing Fund, this fund also relies upon the Upgrading methodology1 as its core investment strategy, but adds a hedging component as well in an effort to reduce volatility. The effect of this is similar to an individual buying insurance—it costs money to buy and you can go long stretches without it providing any benefit. But when it’s needed, it can pay off in a significant way. Translating this into mutual fund terms, when the market goes up, the insurance goes unused and costs the portfolio money. But when the market declines, the insurance pays off and helps offset some of the losses incurred by the Upgrading portfolio.

So how did the SMI Managed Volatility fund handle this first test? Quite well—losses were limited to just 4.41% from top to bottom, as opposed to the 6.08% loss suffered by the Wilshire 5000 and the 5.86% loss of the S&P 500. Remember, this fund’s goal isn’t necessarily to completely eliminate all losses. Rather, it seeks to reduce volatility while still earning competitive returns. By smoothing out the peaks and valleys of the investing journey, as the Fund did by limiting losses during this recent market dive (see chart on page 5), it can help nervous investors stick with their long-term investing plan when market waters turn rough.

Overall for the period, the SMI Managed Volatility Fund, which launched on 12/29/06, gained a total of 4.00% from its inception through April 30. That’s slightly less than the 4.92% gain of the Wilshire 5000 Index and the 4.63% gain of the S&P 500 during that same period. Given the “insurance” the SMI Managed Volatility Fund carries via its hedging strategy, it’s no surprise that it would trail the market slightly during a period when the market rose nearly 5% in four months. But the results of that first market volatility test give us confidence that the fund’s hedging strategy is poised to do its job when stocks falter again in the future.

Market Rotation Underway

For the past several years, small-company stocks have soundly whipped their large-company counterparts. This has gone on so long, and to such a lopsided degree, that many experts have predicted a reversal of this trend must be imminent. Unfortunately, they’ve predicted this change would occur each year for the past 3-5 years, with no change in the trend. Until now—finally it looks as though this long anticipated shift from small-caps to large-caps may actually be underway.

While small-cap stocks partially obscured this shift by outperforming large-caps in the first quarter of 2007, over the past year large-company stocks and mutual funds appear to have grabbed control. Morningstar's fund category returns confirm the trend: large-company funds of all stripes (value, blend, growth) have performed notably better than their corresponding small-company counterparts over the past year.

A shift like this has significant implications for those trying to predict in advance what areas of the market will be in favor. However, as the experts have shown in this case, that’s a difficult way to succeed in the stock market. Upgraders take a different approach. Rather than trying to predict where the trend will lead in the future, we respond to what is already happening in the market. As market leadership rotates from one size or style to another, Upgrading leads us to those funds already taking advantage of these new trends.

Because both Sound Mind Investing Funds stay quite diversified across both the large- and small-company risk categories, such a shift wouldn’t be expected to have a major impact. The organization of our fund categories has further muted the effect of this transition. By categorizing the domestic fund market into just four broad categories (large/growth, large/value, small/growth, and small/value), we purposely include a reasonably wide variety of funds in each group. This includes funds that don’t fit precisely within these labels; for example, mid-cap and “blend” funds are distributed across these categories as well.

Keeping our categories broad is significant. To illustrate this, consider that the average large/value fund tracked by Morningstar returned an average of 15.94% over the past year, while small/value funds averaged gains of just 9.18%. It would seem our small/value allocation would have earned returns far below that of our large/value allocation. But mid/value funds, the bulk of which are included in our small/value category, have earned an average of 15.87%, just a whisker under the pure large/value funds. So rather than be stuck with several pure small/value funds earning lower returns, Upgrading has led us into many of the better performing mid-cap funds in that category, whose returns were comparable to those of the stronger large-caps. Upgrading’s ability to gradually move us into the better performing funds has kept the SMI Funds’ returns strong while still providing the benefits of diversifying across risk categories.

It's worth noting that large-company stocks have asserted themselves periodically throughout this several year period of small-company dominance, so it's a little early to call this a definite reversal of the trend. However, the staying power of the recent shift, coupled with the fact that small-caps were so thoroughly dominant for so long, makes us believe that it is likely the trend has finally changed and that large-caps may lead the pack for a while again. Either way, we’re confident Upgrading can sort out the market trends as they unfold and lead us to funds poised to take advantage.

We appreciate your continued confidence in the Sound Mind Investing Funds. It’s our goal to be a faithful steward of your assets, as you strive to be a faithful steward of His assets.

Sincerely,

Mark Biller

Senior Portfolio Manager

The Sound Mind Investing Funds

Past performance is no assurance of future results. The views expressed are those of the investment advisor as of April 30, 2007, and are not intended as a forecast or investment recommendations. The indices mentioned are not available for investment; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of these indices.

See The Sound Mind Investing Funds prospectus for a fuller explanation of the Upgrading investment strategy.

Performance Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Funds may be lower or higher than the performance quoted. Each Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-877-764-3863.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in each Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.50% of each Fund’s average daily net assets through October 31, 2007 for the SMI Fund and through October 31, 2008 for the Managed Volatility Fund. The offering expenses and each fee waiver and expense reimbursement by the adviser are subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that each Fund is able to make the repayment without exceeding the 1.50% expense limitations. The actual expense ratio charged by the SMI Fund during the six months ended April 30, 2007 was 1.25%. The actual net expense ratio charged by the Managed Volatility Fund was 1.50%.

The chart above assumes an initial investment of $10,000 made on December 2, 2005 (commencement of Fund operations) and held through April 30, 2007. The S&P 500 Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on The Sound Mind Investing Fund and to obtain performance data current to the most recent month end, please call 1-877-764-3863. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The chart above assumes an initial investment of $10,000 made on December 29, 2006 (commencement of Fund operations) and held through April 30, 2007. The S&P 500 Index and Wilshire 5000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the indices; however, an individual can invest in ETF’s or other investment vehicles that attempt to tract the performance of a benchmark index. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on The Sound Mind Investing Managed Volatility Fund and to obtain performance data current to the most recent month end, please call 1-877-764-3863. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The Sound Mind Investing Fund seeks to achieve its objective by investing in a diversified portfolio of at least 20 other investment companies using a “fund upgrading” strategy. The fund upgrading investment approach is a systematic investment approach that is based on the belief of the Fund’s advisor, SMI Advisory Services, LLC, that superior returns can be obtained by constantly monitoring the performance of a wide universe of mutual funds, and standing ready to move assets into the funds deemed by the advisor to be most attractive at the time of analysis.

1As a percentage of net assets.

The Sound Mind Investing Managed Volatility Fund seeks to achieve its objective by investing in a diversified portfolio of other equity mutual funds using a “fund upgrading” strategy. The Fund seeks to achieve lower volatility through asset allocation across appropriate asset classes (represented by the underlying equity mutual funds) and the use of derivative transactions to hedge the Fund’s exposure to volatility with respect to underlying funds or the equity markets generally. In connection with its hedging strategy, the Fund may invest in futures contracts and options on futures contracts and may engage in short sales.

Availability of Portfolio Schedule – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available at the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Sound Mind Investing Fund example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 through April 30, 2007). The Sound Mind Investing Managed Volatility Fund example is based on an investment of $1,000 invested at the beginning of the period (December 29, 2006) and held for the entire period through April 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

The Sound Mind Investing Fund	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period November 1, 2006 - April 30, 2007*
Actual	$1,000.00	$1,117.79	$6.59
Hypothetical **	$1,000.00	$1,018.57	$6.28

*Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

The Sound Mind Investing Managed Volatility Fund	Beginning Account Value	Ending Account Value April 30, 2007	Expenses Paid During the Period Ended April 30, 2007
Actual *	$1,000.00	$1,040.00	$5.16
Hypothetical **	$1,000.00	$1,017.36	$7.50

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 123/365 (to reflect the period since commencement of Fund operations on December 29, 2006).

** Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2006 to April 30, 2007, and are equal to the Fund’s annualized expense ratio of 1.50% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments
April 30, 2007	(Unaudited)

Mutual Funds - 99.28%		Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Fund's Net Assets - 96.83%

Aston Optimum Mid Cap Fund - Institutional Class		259,453	$ 7,487,821
Allianz NFJ Dividend Value Fund - Institutional Class		377,493	6,828,839
American Century Heritage Fund - Institutional Class		360,965	6,620,101
Artisan International Small Cap Fund - Investor Class		247,800	5,803,481
Baron Partners Fund		168,105	4,010,991
BlackRock International Opportunities Portfolio - Institutional Class		182,256	8,447,575
BlackRock Small Cap Growth Equity Portfolio - Institutional Class (a)		177,900	3,958,270
Delaware Value Fund - Institutional Class (b)		459,432	6,487,172
Gartmore Small Cap Fund - Institutional Class		312,238	7,278,269
Goldman Sachs Growth and Income Fund - Institutional Class		203,811	6,444,485
John Hancock Large Cap Equity Fund - Institutional Class (a) (b)		351,393	8,577,504
ING International SmallCap Fund - Institutional Class (b)		152,722	9,163,343
Janus Contrarian Fund		439,805	8,404,670
Janus Overseas Fund		182,513	9,103,742
Janus Research Fund		299,057	8,382,577
Janus Venture Fund		109,543	7,365,687
Kinetics Small Cap Opportunities Fund (b)		277,751	8,221,436
Kinetics Paradigm Fund		319,730	8,693,463
Longleaf Partners Small-Cap Fund		265,180	8,737,673
Manning & Napier Fund, Inc. - Pro Blend Maximum Term Series Fund (b)		445,959	8,321,601
Oakmark International Small Cap Fund -Institutional Class		342,146	8,478,373
Phoenix Mid-Cap Value Fund - Class A		321,608	8,786,341
Pioneer Equity Income Fund - Class Y		201,623	6,828,964
Royce Value Plus Fund - Institutional Class		478,069	7,304,900
Thornburg Core Growth Fund - Institutional Class (a)		382,672	7,404,711
Thornburg Value Fund -Institutional Class		200,665	8,391,808
Vanguard International Explorer Fund		127,174	2,970,779

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $180,659,070)			198,504,576

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.45%

Allianz NFJ Small-Cap Value Fund - Institutional Class		359	12,578
Allianz OCC Growth Fund - Institutional Class (a)		77,250	1,947,462
Artisan Small Cap Value Fund - Investor Class		684	13,137
Artisan International Value Fund - Investor Class		125	3,662
Berwyn Fund		100	3,036
Bridgeway Small Cap Growth Fund (a)		205	3,168
Bridgeway Small Cap Value Fund (a)		179	3,106
Columbia Small Cap Growth Fund - Institutional Class		100	3,052
Delafield Fund, Inc.		70,208	1,955,982
Dreyfus Premier International Small Cap Fund - Class R		100	3,098
DWS Dreman Small Cap Value Fund - Institutional Class		85	3,431
Mainstay Small Cap Opportunity Fund - Institutional Class	48	$ 1,025
Fidelity Mid-Cap Stock Fund	100	3,243
Franklin Small Cap Value Fund - Advisor Class	100	4,778

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Fund
Schedule of Investments - continued
April 30, 2007 (Unaudited)

Mutual Funds - 99.28% - continued	Shares	Value

Mutual Funds Less Than 1% of The Sound
Mind Investing Fund's Net Assets - 2.45% - continued

Heartland Value Fund	100	5,267
JPMorgan Small Cap Equity Fund - Class S	126	4,418
Keeley Small Cap Value Fund , Inc.	161	4,537
Oberweis Micro-Cap Fund	175	3,040
Oppenheimer International Small Company Fund	6,429	194,550
Oppenheimer Small & Mid Cap Value Fund	20,548	850,048
T. Rowe Price Small-Cap Value Fund	100	4,364

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING FUND'S NET ASSETS (Cost $5,057,941)		5,026,982

TOTAL MUTUAL FUNDS (Cost $185,717,011)		203,531,558

Exchange-Traded Funds - 0.69%
iShares MSCI EMU Index Fund	12,354	$ 1,420,710

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,304,884)		1,420,710

Money Market - 0.20%
Fidelity Institutional Prime Money Market, 5.05% (c)	401,019	401,019

TOTAL MONEY MARKET SECURITIES (Cost $401,019)		401,019

TOTAL INVESTMENTS (Cost $187,422,914) - 100.17%		$205,353,287

Liabilities in excess of other assets - (0.17)%		(349,636)

TOTAL NET ASSETS - 100.00%		$205,003,651

(a) Non-income producing.
(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 rule stating no issuer of any security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.
(c) Variable rate securities; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments
April 30, 2007	(Unaudited)

Mutual Funds - 94.30%		Shares	Value

Mutual Funds Greater Than 1% of The Sound
Mind Investing Managed Volatility Fund's net assets - 93.64%

Aston Optimum Mid Cap Fund - Institutional Class		28,865	$ 833,050
American Century Heritage Fund - Institutional Class		45,274	830,324
Artisan International Small Cap Fund - Investor Class		12,956	303,442
Baron Partners Fund		17,743	423,348
BlackRock International Opportunities Portfolio - Institutional Class		14,011	649,394
CGM Focus Fund		23,778	915,694
Columbia Acorn Select - Class Z		14,032	416,471
Delaware Value Fund - Institutional Class (b)		28,653	404,574
FBR Small Cap Fund		10,635	594,596
Goldman Sachs Growth and Income Fund - Institutional Class		24,679	780,349
ING International Small Cap Fund - Institutional Class (b)		17,002	1,020,147
Janus Contrarian Fund		54,307	1,037,809
Janus Overseas Fund		17,617	878,745
Janus Research Fund		16,832	471,794
Janus Venture Fund		13,567	912,222
Kinetics Small Cap Opportunities Fund (b)		33,190	982,416
Kinetics Paradigm Fund		35,794	973,237
Longleaf Partners Small-Cap Fund		29,912	985,599
Manning & Napier Fund, Inc. - Pro Blend Maximum Term Series Fund (b)		50,307	938,720
Gartmore Small Cap Fund - Institutional Class		23,294	542,974
Oakmark International Small Cap Fund - Institutional Class		33,006	817,890
Phoenix Mid-Cap Value Fund - Class A		36,228	989,744
Thornburg Value Fund - Institutional Class		23,174	969,155
Vanguard International Explorer Fund		20,437	477,410
The Weitz Funds - Value Fund		17,867	732,926

TOTAL MUTUAL FUNDS GREATER THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $18,317,120)			18,882,030

Mutual Funds Less Than 1% of The Sound
Mind Investing Managed Volatility Fund's net assets - 0.66%

American Century Heritage Fund - Investor Class		7,151	129,140
Longleaf Partners Fund		137	5,028

TOTAL MUTUAL FUNDS LESS THAN 1% OF THE SOUND
MIND INVESTING MANAGED VOLATILITY FUND'S NET ASSETS (Cost $136,767)			134,168

TOTAL MUTUAL FUNDS (Cost $18,453,887)		19,016,198

Exchange Traded Funds - 3.42%
iShares MSCI EMU Index Fund	2,435	$ 280,025
iShares Dow Jones U.S. Basic Materials Sector Index Fund	6,180	409,919

TOTAL EXCHANGE TRADED FUNDS (Cost $699,811)		689,944
*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments - continued
April 30, 2007(Unaudited)

Money Market - 1.19%	Shares	Value

Fidelity Institutional Prime Money Market, 5.05% (c)	239,144	239,144

TOTAL MONEY MARKET SECURITIES (Cost $239,144)		239,144

TOTAL INVESTMENTS (Cost $19,392,842) - 98.91%		$ 19,945,286

Cash & other assets less liabilities - 1.09%		219,207

TOTAL NET ASSETS - 100.00%		$ 20,164,493

(a) Non-income producing.

(b) A portion of this security may be deemed illiquid due to the Investment Company Act of 1940 rule stating no issuer of any security purchased or acquired by a registered investment company shall be obligated to redeem such security in an amount exceeding 1 per centum of such issuer's total outstanding securities during any period of less than thirty days.

(c) Variable rate securities; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
The Sound Mind Investing Managed Volatility Fund
Schedule of Investments - continued
April 30, 2007	(Unaudited)

		Number of	Underlying Face
		(Short)	Amount at	Unrealized
Short Futures Contracts		Contracts	Market Value	(Depreciation)

CME E-Mini S&P 500 Futures Contracts June 2007 (a)		(27)	$ (2,009,340)	$ (93,653)
E-Mini MSCI EAFE Index Futures Contracts June 2007 (b)		(12)	(1,336,560)	(55,445)
Russell 2000 Mini Futures Contracts June 2007 (c)	(32)	(2,620,480)	(77,640)

Total Short Futures Contracts			$ (226,738)

(a) Each CME E-Mini S&P 500 Futures contracts has a multiplier of 50 shares.
(b) Each E-Mini MSCI EAFE Index Futures contracts has a multiplier of 50 shares.
(c) Each Russell 2000 Mini Futures contract has a multiplier of 100 shares.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Assets and Liabilities
April 30, 2007 (Unaudited)
		Sound Mind
	Sound Mind	Investing Managed
Assets	Investing Fund	Volatility Fund
Investments in securities:
At cost	$187,422,914	$ 19,392,842
At value	$205,353,287	$ 19,945,286

Cash held at broker (a)	-	238,835
Receivable for net variation margin on futures contracts	-	76,520
Receivable for Fund shares sold	269,406	79,488
Receivable for investments sold	1,101,116	621,542
Interest receivable	3,140	1,849
Prepaid expenses	27,188	18,475
Total assets	206,754,137	20,981,995

Liabilities
Payable for investments purchased	1,114,000	748,127
Payable for Fund shares redeemed	387,618	40,864
Payable to Advisor (b)	167,661	3,446
Payable to administrator, fund accountant and transfer agent	52,023	12,132
Payable to custodian	12,681	1,950
Payable to trustees and officers	910	1,202
Other accrued expenses	15,593	9,781
Total liabilities	1,750,486	817,502

Net Assets	$205,003,651	$ 20,164,493

Net Assets consist of:
Paid in capital	$179,946,202	$ 19,837,035
Accumulated undistributed net investment income (loss)	274,812	(46,480)
Accumulated net realized gain (loss) from investment transactions	6,852,264	48,232
Net unrealized appreciation (depreciation) on:
Investment Securities	17,930,373	552,444
Futures Contracts	-	(226,738)

Net Assets	$205,003,651	$ 20,164,493

Shares outstanding (unlimited number of shares authorized)	16,948,998	1,939,017

Net Asset Value and offering price per share	$ 12.10	$ 10.40

Redemption price per share (c) (NAV * 98%)	$ 11.86	$ 10.19

(a) Cash used as collateral for futures contract transactions.

(b) See Note 3 in the Notes to the Financial Statements.

(c) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 90 calendar days of purchase.

Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Operations
For the Six Months ended April 30, 2007 - (Unaudited)
		Sound Mind
	Sound Mind	Investing Managed
	Investing Fund	Volatility Fund	(a)

Investment Income
Dividend income	$ 2,764,092	$ 2,644
Interest income	44,515	7,673
12b-1 rebate income (b)	2,474	-
Total Investment Income	2,811,081	10,317

Expenses
Investment Advisor fee (c)	920,273	37,232
Administration expenses	70,093	10,348
Transfer agent expenses	54,112	12,920
Fund accounting expenses	28,323	8,855
Custodian expenses	24,727	4,539
Printing expenses	19,805	1,379
Registration expenses	12,910	6,786
Insurance expenses	5,824	-
Legal expenses	5,455	4,829
Auditing expenses	4,831	4,139
Miscellaneous expenses	2,628	1,724
Trustee expenses	2,480	1,724
CCO expenses	2,380	1,724
Pricing expenses	1,785	1,724
Total Expenses	1,155,626	97,923
Reimbursed expenses & waived fees (c)	-	(41,126)
Net Expenses	1,155,626	56,797
Net Investment Income (Loss)	1,655,455	(46,480)

Realized & Unrealized Gain (Loss) on Investments
Capital gain dividends from investment companies	6,305,682	941
Net realized gain (loss) on:
Investment Securities	4,461,622	76,384
Futures Contracts	-	(29,093)
Change in unrealized appreciation (depreciation) on:
Investment Securities	8,052,936	552,444
Futures Contracts	-	(226,738)
Net realized and unrealized gain on investments	18,820,240	373,938
Net increase in net assets resulting from operations	$ 20,475,695	$ 327,458

(a) For the period December 29, 2006 (commencement of operations) to April 30, 2007.
(b) Certain funds the Funds invest in rebate back a portion of the 12b-1 fee charged.
(c) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statements of Changes In Net Assets	Sound Mind	Sound Mind
	Investing Fund	Investing Fund

	Six Months Ended
	April 30, 2007	Period Ended
	(Unaudited)	October 31, 2006	(a)
Increase in Net Assets due to:
Operations
Net investment income (loss)	$ 1,655,455	$ (749,504)
Capital gain dividends from investment companies	6,305,682	287,975
Net realized gain (loss) on investment securities	4,461,622	(4,203,014)
Change in unrealized appreciation (depreciation) on investment securities	8,052,936	9,877,437
Net increase in net assets resulting from operations	20,475,695	5,212,894

Distributions:
From net investment income	(1,380,644)	-
Total distributions	(1,380,644)	-

Tax return of capital to shareholders	-	(6,329)

Capital Share Transactions
Proceeds from Fund shares sold	44,683,085	175,353,043
Reinvestment of distributions	1,334,830	6,028
Amount paid for Fund shares repurchased	(26,256,269)	(14,470,675)
Proceeds from redemption fees collected (b)	13,194	38,799
Net increase in net assets resulting
from capital share transactions	19,774,840	160,927,195

Total Increase in Net Assets	38,869,891	166,133,760

Net Assets
Beginning of period	166,133,760	-

End of period	$ 205,003,651	$ 166,133,760

Accumulated undistributed net investment income
included in net assets at end of period	$ 274,812	$ -

Capital Share Transactions
Shares sold	3,870,635	16,601,332
Shares issued in reinvestment of distributions	117,814	603
Shares repurchased	(2,264,352)	(1,377,034)

Net increase from capital share transactions	1,724,097	15,224,901

(a) For the period December 2, 2005 (the date the Fund commenced operations) through October 31, 2006.
(b) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Statement of Changes In Net Assets	Sound Mind
	Investing Managed
	Volatility Fund

	Period Ended
	April 30, 2007
	(Unaudited)	(a)
Increase in Net Assets due to:
Operations
Net investment (loss)	$ (46,480)
Capital gain dividends from investment companies	941
Net realized gain (loss) on:
Investment Securities	76,384
Futures contracts	(29,093)
Change in unrealized appreciation (depreciation) on:
Investment Securities	552,444
Futures Contracts	(226,738)
Net increase in net assets resulting from operations	327,458

Capital Share Transactions
Proceeds from Fund shares sold	20,427,851
Reinvestment of distributions	-
Amount paid for Fund shares repurchased	(596,021)
Proceeds from redemption fees collected (b)	5,205
Net increase in net assets resulting

from capital share transactions	19,837,035

Total Increase in Net Assets	20,164,493

Net Assets
Beginning of period	-

End of period	$ 20,164,493

Accumulated undistributed net investment (loss)
included in net assets at end of period	$ (46,480)

Capital Share Transactions
Shares sold	1,996,380
Shares issued in reinvestment of distributions	-
Shares repurchased	(57,363)

Net increase from capital share transactions	1,939,017

(a) For the period December 29, 2006 (the date the Fund commenced operations) through April 30, 2007.
(b) The Fund charges a 2% redemption fee on shares redeemed within 90 calendar days of purchase.
Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Financial Highlights
(For a share outstanding during the period)	The Sound Mind Investing Fund

	Six Months Ended
	April 30, 2007	Period Ended
	(Unaudited)	October 31, 2006	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.91	$ 10.00
Income from investment operations:
Net investment (loss) (b)	0.11	(0.05)
Net realized and unrealized gain	1.17	0.96
Total from investment operations	1.28	0.91

Less Distributions to Shareholders:
From net investment income	(0.09)	-
From return of capital	-	-	(c)
Total distributions	-	-

Paid in capital from redemption fees (d)	-	-

Net asset value, end of period	$ 12.19	$ 10.91

Total Return (e)	11.78%	(f)	9.14%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 205,004		$ 166,134
Ratio of expenses to average net assets (g)	1.25%	(h)	1.43%	(h)
Ratio of net investment income to
average net assets (b) (g)	1.80%	(h)	(0.82)%	(h)
Portfolio turnover rate	64.04%		177.47%

(a) For the period December 2, 2005 (the date the Fund commenced operations) through October 31, 2006.

b) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(c) Distributions to shareholders resulted in less than $0.005 per share. See Note 7 in the Notes to the Financial Statements.

(d) Redemption fees resulted in less than $0.005 per share.

(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(f) Not annualized.

(g) These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(h) Annualized.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds
Financial Highlights	The Sound Mind Investing
(For a share outstanding during the period)	Managed Volatility Fund

	Period Ended
	April 30, 2007
	(Unaudited)	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00
Income from investment operations:
Net investment (loss) (b)	(0.02)
Net realized and unrealized gain	0.42
Total from investment operations	0.40

Paid in capital from redemption fees (c)	-

Net asset value, end of period	$ 10.40

Total Return (d)	4.00%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 20,164
Ratio of expenses to average net assets	1.50%	(g)
Ratio of expenses to average net assets before waiver and reimbursement (f)	2.59%	(g)
Ratio of net investment income to average net assets (b) (f)	(1.23)%	(g)
Ratio of net investment income to average net assets before waiver and reimbursement (b) (f)	(2.32)%	(g)

Portfolio turnover rate	43.34%

(a) For the period December 29, 2006 (the date the Fund commenced operations) through April 30, 2007.
(b) Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(c) Distributions to shareholders resulted in less than $0.005 per share. See Note 7 in the Notes to the
Financial Statements.
(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(e) Not annualized.
(f) These ratios exclude the impact of expenses of the underlying security holdings as represented in the
Schedule of Investments.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

The Sound Mind Investing Funds

Notes to the Financial Statements

April 30, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (the “SMI Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Sound Mind Investing Managed Volatility Fund (the “Managed Volatility Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 13, 2006 (collectively with the SMI Fund, the “Funds” or each a “Fund”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Board. The SMI Fund commenced operations on December 2, 2005 and the Managed Volatility Fund commenced operations on December 29, 2006. The investment advisor to each Fund is SMI Advisory Services, LLC (the “Advisor”). The Funds’ objectives are long-term capital appreciation.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Mutual funds are valued at the daily redemption value as reported by the underlying fund. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. For example, an underlying fund in which a Fund invests may fail to calculate its NAV as of the NYSE close. Also, investments in derivatives, such as futures contracts and options on futures contracts, are more likely to trigger fair valuation than investments in other securities.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Futures Contracts – The Managed Volatility Fund may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of their net investment income and net realized capital gains. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – The Funds typically distribute substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in each Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreements on behalf of each Fund (each on “Agreement”), manages each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Advisor a fee based on the Fund’s average daily net assets as follows:

For the six months ended April 30, 2007, the Advisor earned fees of $920,273 from the SMI Fund before the reimbursement described below. For the period December 29, 2006 (commencement of operations) through April 30, 2007, the Advisor earned fees of $37,232 from the Managed Volatility Fund before the reimbursement described below. At April 30, 2007 $167,661 and $8,433 was owed to the Advisor from the SMI Fund and the Managed Volatility Fund, respectively.

The Advisor has contractually agreed to waive its management fee and/or reimburse certain Fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies acquired by a Fund), at 1.50% of the Fund’s average daily net assets though October 31, 2007 for the SMI Fund, and through October 31, 2008 for the Managed Volatility Fund. For the period December 29, 2006 (commencement of operations) through April 30, 2007, the Advisor waived fees of $36,139 for the Managed Volatility Fund. Each waiver reimbursement by the Advisor is subject to repayment by the applicable Fund within the three fiscal years following the fiscal year in which the particular expense was incurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. $36,139 for the Managed Volatility Fund may be available for potential repayment by the Managed Volatility Fund to the Advisor no later than October 31, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”), to manage the Funds’ business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2007, Unified earned fees of $70,093 for administrative services provided to the SMI Fund. For the period December 29, 2006 (commencement of operations) through April 30, 2007, Unified earned fees of $10,348 for administrative services provided to the Managed Volatility Fund. As of April 30, 2007, $24,925 and $5,796 was owed to Unified from the SMI Fund and Managed Volatility Fund, respectively, for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of each Fund’s investments (the “Custodian”). For the six months ended April 30, 2007, the Custodian earned fees of $24,727 for custody services provided to the SMI Fund. For the period December 29, 2006 (commencement of operations) through April 30, 2007, Huntington National Bank earned fees of $4,539 for custody services provided to the Managed Volatility Fund. As of April 30, 2007, the Custodian was owed $12,681 and $1,950 from the SMI Fund and Managed Volatility Fund, respectively, for custody services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide the Funds with fund accounting services. For the six months ended April 30, 2007, Unified earned fees of $32,133 from the SMI Fund for transfer agent services and $21,979 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the period December 29, 2006 (commencement of operations) through April 30, 2007, Unified earned fees of $6,179 from the Managed Volatility Fund for transfer agent services and $6,741 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. As of April 30, 2007, Unified was owed $9,032 and $1,083 from the SMI Fund and Managed Volatility Fund, respectively, for transfer agent services and $8,086 and $1,000 in reimbursement for out-of-pocket expenses. For the six months ended April 30, 2007, Unified earned fees of $28,323 from the SMI Fund for fund accounting services. For the period December 29, 2006 (commencement of operations) through April 30, 2007, Unified earned fees of $8,855 from the SMI Managed Volatility Fund for fund accounting services. As of April 30, 2007, Unified was owed $9,980 and $4,253 from the SMI Fund and the Managed Volatility Fund, respectively, for fund accounting services

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (continued)

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of each Fund. There were no payments made to the Distributor by either Fund for the six months ended April 30, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

NOTE 4. INVESTMENTS

For the period ended April 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2007, the net unrealized appreciation of investments for tax purposes, excluding futures contracts was as follows:

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $187,422,914 and $19,392,842 for SMI Fund and the SMI Managed Volatility Fund, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2007, National Financial Securities Corporation (“NFSC”), for the benefit of others, held 27.62% and 32.21% of the outstanding shares of the SMI Fund and the Managed Volatility Fund. As a result, NFSC may be deemed to control each of the Funds.

The Sound Mind Investing Funds

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

SMI Fund. On December 30, 2005, the SMI Fund paid a distribution of $0.004067 per share to shareholders of record on December 29, 2005.

The tax characterization of distributions for the period ended October 31, 2006 was as follows:

On December 29, 2006, the SMI Fund paid an income distribution of $0.089 per share or $1,380,644 to shareholders of record on December 28, 2006.

As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of October 31, 2006, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $61.

Managed Volatility Fund. There were no distributions made by the Managed Volatility Fund during the period December 29, 2006 (commencement of operations) to April 30, 2007.

NOTE 8. CAPITAL LOSS CARRYFORWARDS

At October 31, 2006, the SMI Fund had available for federal tax purposes an unused capital loss carryforward of $3,914,978, expiring in 2014, which is available for offset against future taxable net capital gains. To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

Management Agreement Approval (Unaudited)

The Board of Trustees considered the approval of the Management Agreement between the Trust and SMI Advisory Services, LLC ("SMI") as to the Sound Mind Investing Managed Volatility Fund at its meeting held on November 13, 2006. In considering whether to approve the Management Agreement between the Trust and SMI, the Trustees considered the following factors: (1) SMI has experience as a mutual fund manager, because it has served as manager of the Sound Mind Investing Fund, a separate series of the Trust, since December 2005; (2) the Fund’s Senior Portfolio Manager serves as Executive Editor of the Sound Mind Investing newsletter and online services, which newsletter has provided investment recommendations to subscribers since 1990 using a variety of investment strategies, including the mutual fund upgrading strategy that will be used to manage the Fund; (3) two of the Fund’s portfolio managers have experience in hedging strategies that they will use to manage the Fund’s volatility through their prior experience as managers of a hedge fund; (4) SMI will not engage in soft dollar arrangements pursuant to which Fund brokerage is directed to a broker-dealer in exchange for research services provided to SMI; (5) SMI does not currently anticipate directing Fund brokerage to broker-dealers in exchange for research services; and (6) SMI contractually has agreed to cap the Fund’s expenses for its initial two fiscal years. Having considered these factors and additional information provided to the Board in advance of the meeting, the Board of Trustees determined that the Management Agreement is fair and in the best interests of the Sound Mind Investing Managed Volatility Fund and its shareholders and unanimously approve the appointment of SMI Advisory Services, LLC to serve as the investment adviser to the Sound Mind Investing Managed Volatility Fund under the terms and conditions set forth in the Management Agreement.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 is available without charge upon request by (1) calling the Funds at (877) 764-3863 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISOR

SMI Advisory Services, LLC

422 Washington Street

Columbus, IN 47201

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut St., 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2007

(Unaudited)

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center Plaza 10

Suite 800

Jersey City, NJ 07311

Toll Free: (800) 247-1014

FUND HOLDINGS – (Unaudited)

1As a percent of net assets

2Companies consisting of market capitalizations similar to those listed in the S&P 500 Index.

Under normal circumstances, the Dreman Quantitative Large Cap Value Fund (“Large Cap Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500 Index. At April 30, 2007, the market capitalization of companies included in the S&P 500 Index ranged from $1.64 billion to $451.94 billion.

1As a percent of net assets
[2]Companies consisting of market capitalizations ranging from $2 billion to $20 billion.
[3]Companies consisting of market capitalizations less than $2 billion or greater than $20 billion.

Under normal circumstances, the Dreman Quantitative Mid Cap Value Fund (“Mid Cap Fund”) will invest at least 80% of its net assets in equity securities of medium capitalization companies which the Advisor defines as companies with market capitalizations ranging from $2 billion to $20 billion.

1As a percent of net assets
[2]Companies consisting of market capitalizations similar to those listed on the Russell 2000 Value Index

.

Under normal circumstances, the Dreman Quantitative Small Cap Value Fund (“Small Cap Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 2000 Value Index. At April 30, 2007, the Russell 2000 Value Index had a range of $82 million to $4.163 billion.

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission’s web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS’ EXPENSES – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period (April 3, 2007) and held for the entire period through April 30, 2007.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman Quantitative Large Cap Value Fund	Beginning Account Value	Ending Account Value April 30, 2007	Expenses Paid During Period ended April 30, 2007
Actual*	$1,000.00	$1,043.00	$1.22
Hypothetical**	$1,000.00	$1,017.09	$7.77

* Expenses are equal to the Large Cap Value Fund’s annualized expense ratio of 1.55%, multiplied by the average account value over the period, multiplied by 28/365 (to reflect the period since commencement of Fund operations on April 3, 2007).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2006 to April 30, 2007, and expenses are equal to the Fund’s annualized expense ratio of 1.55% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Quantitative Mid Cap Value Fund	Beginning Account Value	Ending Account Value April 30, 2007	Expenses Paid During Period ended April 30, 2007
Actual*	$1,000.00	$1,043.00	$1.30
Hypothetical**	$1,000.00	$1,016.59	$8.27

* Expenses are equal to the Mid Cap Value Fund’s annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 28/365 (to reflect the period since commencement of Fund operations on April 3, 2007).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2006 to April 30, 2007, and expenses are equal to the Fund’s annualized expense ratio of 1.65% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Quantitative Small Cap Value Fund	Beginning Account Value	Ending Account Value April 30, 2007	Expenses Paid During Period ended April 30, 2007
Actual*	$1,000.00	$1,004.00	$1.35
Hypothetical**	$1,000.00	$1,016.09	$8.77

* Expenses are equal to the Small Cap Value Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 28/365 (to reflect the period since commencement of Fund operations on April 3, 2007).

**Assumes a 5% return before expenses. The hypothetical example is calculated based on a six month period from November 1, 2006 to April 30, 2007, and expenses are equal to the Fund’s annualized expense ratio of 1.75% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stocks - 99.38%	Shares	Value

Accident & Health Insurance - 1.08%
AFLAC, Inc.	110	$ 5,647

Air Courier Services - 1.01%
FedEx Corp.	50	5,272

Aircraft Engines & Engine Parts - 1.03%
United Technologies Corp.	80	5,370

Biological Products, (No Diagnostic Substances) - 1.11%
Amgen, Inc. (a)	90	5,772

Cable & Other Pay Television Services - 1.86%
Time Warner Cable, Inc. - Class A (a)	130	4,787
Viacom, Inc. - Class B (a)	120	4,950
		9,737

Computer & Office Equipment - 1.95%
Hewlett-Packard Co.	120	5,057
International Business Machines Corp.	50	5,110
		10,167

Converted Paper & Paperboard Products (No Containers/Boxes) - 0.95%
Kimberly-Clark Corp.	70	4,982

Crude Petroleum & Natural Gas - 3.86%
Apache Corp.	70	5,075
Devon Energy Corp.	70	5,101
Occidental Petroleum Corp.	100	5,070
XTO Energy, Inc.	90	4,884
		20,130

Electric & Other Services Combined - 0.94%
Duke Energy Corp.	240	4,925

Electric Services - 3.98%
Dominion Resources, Inc.	60	5,472
FirstEnergy Corp.	70	4,791
Southern Co.	140	5,291
TXU Corp.	80	5,246
		20,800

Electronic & Other Electrical Equipment (No Computer Equipment) - 2.07%
Emerson Electric Co.	120	5,639
General Electric Co.	140	5,160
		10,799

Farm Machinery & Equipment - 1.05%
Deere & Co.	50	5,470

Federal & Federally - Sponsored Credit Agencies - 2.01%
Federal Home Loan Mortgage Corp. (Freddie Mac)	80	5,182
Federal National Mortgage Association (Fannie Mae)	90	5,303
		10,485
*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 99.38% - continued	Shares	Value

Finance Services - 1.05%
American Express Co.	90	$ 5,460

Fire, Marine & Casualty Insurance - 4.96%
American International Group, Inc.	70	4,894
Loews Corp.	110	5,205
The Allstate Corp.	80	4,986
The Chubb Corp.	100	5,383
The Travelers Companies, Inc.	100	5,410
		25,878

General Industrial Machinery & Equipment - 0.98%
Illinois Tool Works, Inc.	100	5,131

Guided Missiles & Space Vehicles & Parts - 0.92%
Lockheed Martin Corp.	50	4,807

Hospital & Medical Service Plans - 2.81%
Aetna, Inc.	110	5,157
UnitedHealth Group, Inc.	90	4,775
WellPoint, Inc. (a)	60	4,738
		14,670

Insurance Agents, Brokers & Service - 1.98%
MetLife, Inc.	80	5,256
The Hartford Financial Services Group, Inc.	50	5,060
		10,316

Life Insurance - 1.09%
Prudential Financial, Inc.	60	5,700

Metal Mining - 2.11%
Freeport-McMoRan Copper & Gold, Inc.	80	5,373
Southern Copper Corp.	70	5,621
		10,994

Motor Vehicle Parts & Accessories - 1.14%
Honeywell International, Inc.	110	5,960

National Commercial Banks - 10.61%
Bank of America Corp.	100	5,090
BB&T Corp.	120	4,994
Citigroup, Inc.	100	5,362
JPMorgan Chase & Co.	100	5,210
National City Corp.	130	4,751
PNC Financial Services Group, Inc.	70	5,187
Regions Financial Corp.	140	4,913
SunTrust Banks, Inc.	60	5,065
U.S. Bancorp.	140	4,809
Wachovia Corp.	90	4,999
Wells Fargo & Co.	140	5,025
		55,405

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 99.38% - continued	Shares	Value

Oil & Gas Field Machinery & Equipment - 1.23%
Baker Hughes, Inc.	80	$ 6,431

Petroleum Refining - 4.01%
Chevron Corp.	70	5,445
ConocoPhillips	70	4,854
Exxon Mobil Corp.	70	5,557
Marathon Oil Corp.	50	5,077
		20,933

Pharmaceutical Preparations - 5.16%
Eli Lilly & Co.	90	5,322
Johnson & Johnson	80	5,138
Merck & Co., Inc.	110	5,658
Pfizer, Inc.	200	5,292
Wyeth	100	5,550
		26,960

Plastic Material, Synthetic Resin/Rubber, Cellulose (No Glass) - 0.94%
E.I. du Pont de Nemours & Co.	100	4,917

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.94%
The Dow Chemical Co.	110	4,907

Railroads, Line-Haul Operating - 3.12%
Burlington Northern Santa Fe Corp.	60	5,252
Norfolk Southern Corp.	100	5,324
Union Pacific Corp.	50	5,712
		16,288

Retail - Department Stores - 0.93%
Macy's Inc.	110	4,831

Retail - Eating Places - 1.02%
McDonald's Corp.	110	5,311

Retail - Grocery Stores - 1.02%
The Kroger Co.	180	5,312

Retail - Lumber & Other Building Materials Dealers - 1.95%
Lowe's Companies, Inc.	160	4,890
The Home Depot, Inc.	140	5,302
		10,192

Retail - Radio, TV & Consumer Electronics Stores - 0.89%
Best Buy Co., Inc.	100	4,665

Retail - Variety Stores - 1.92%
Target Corp.	80	4,750
Wal-Mart Stores, Inc.	110	5,271
		10,021
*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 99.38% - continued	Shares	Value

Rolling Drawing & Extruding of Nonferrous Metals - 1.02%
Alcoa, Inc.	150	$ 5,323

Rubber & Plastics Footwear - 1.03%
NIKE, Inc. - Class B	100	5,386

Savings Institution, Federally Chartered - 2.03%
Countrywide Financial Corp.	150	5,562
Washington Mutual, Inc.	120	5,038
		10,600

Search, Detection, Navigation, Guidance, & Aeronautical Systems - 0.99%
Northrop Grumman Corp.	70	5,153

Security Brokers, Dealers & Flotation Companies - 3.85%
Lehman Brothers Holdings, Inc.	70	5,270
Merrill Lynch & Co., Inc.	60	5,414
Morgan Stanley	60	5,041
The Goldman Sachs Group, Inc.	20	4,372
		20,097

Semiconductors & Related Devices - 2.05%
Applied Materials, Inc.	270	5,189
Texas Instruments, Inc.	160	5,499
		10,688

Services - Prepackaged Software - 0.97%
Oracle Corp. (a)	270	5,076

Ship & Boat Building & Repairing - 0.90%
General Dynamics Corp.	60	4,710

State Commercial Banks - 3.99%
Capital One Financial Corp.	70	5,198
Fifth Third Bancorp	130	5,277
State Street Corp.	80	5,510
The Bank of New York Co., Inc.	120	4,858
		20,843

Surgical & Medical Instruments & Apparatus - 1.96%
3M Co.	60	4,966
Boston Scientific Corp. (a)	340	5,250
		10,216

Telephone Communications (No Radiotelephone) - 2.91%
AT&T Corp.	130	5,034
Sprint Nextel Corp.	260	5,208
Verizon Communications, Inc.	130	4,963
		15,205

Television Broadcasting Stations - 0.97%
CBS Corp. - Class B	160	5,083

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Large Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 99.38% - continued	Shares	Value

Tobacco Products - 1.06%
Altria Group, Inc.	80	$ 5,514

Trucking & Courier Services (No Air) - 0.94%
United Parcel Service, Inc. - Class B	70	4,930

Water Transportation - 1.03%
Carnival Corp.	110	5,378

TOTAL COMMON STOCKS (Cost $497,683)		518,847

Money Market Securities - 0.50%
Huntington Money Market Fund, 4.43% (b)	2,624	2,624

TOTAL MONEY MARKET SECURITIES (Cost $2,624)		2,624

TOTAL INVESTMENTS (Cost $500,307) - 99.88%		$ 521,471

Other assets less liabilities - 0.12%		620

TOTAL NET ASSETS - 100.00%		$ 522,091

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

	Shares	Value

Real Estate Investment Trust - 5.65%
Brandywine Realty Trust	100	$ 3,288
CBL & Associates Properties, Inc.	70	3,182
Colonial Properties Trust	70	3,473
First Industrial Realty Trust, Inc.	70	3,065
Hospitality Properties Trust	70	3,187
HRPT Properties Trust	260	3,182
iSTAR Financial, Inc.	70	3,354
Mack-Cali Realty Corp.	70	3,428
Thornburg Mortgage, Inc.	120	3,336

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $28,994)		29,495

Money Market Securities - 0.27%
Huntington Money Market Fund, 4.43% (b)	1,439	1,439

TOTAL MONEY MARKET SECURITIES (Cost $1,439)		1,439

TOTAL INVESTMENTS (Cost $500,343) - 99.91%		$ 521,792

Other assets less liabilities - 0.09%		452

TOTAL NET ASSETS - 100.00%		$ 522,244

(a) Non-income producing.
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stocks - 85.61%	Shares	Value

Air Transportation, Nonscheduled - 0.60%
Bristow Group, Inc. (a)	80	$ 3,008

Air Transportation, Scheduled - 2.21%
Alaska Air Group, Inc. (a)	80	2,368
ExpressJet Holdings, Inc. (a)	500	2,985
Republic Airways Holdings, Inc. (a)	130	2,764
SkyWest, Inc.	110	2,993
		11,110

Broadwoven Fabric Mills, Man Made Fiber & Silk - 0.59%
Xerium Technologies, Inc.	360	2,945

Business Development - 1.67%
Ares Capital Corp.	160	2,874
MCG Capital Corp.	150	2,643
Technology Investment Capital Corp.	170	2,875
		8,392

Chemicals & Allied Products - 0.58%
Pioneer Companies, Inc. (a)	100	2,910

Communications Services - 0.57%
Syniverse Holdings, Inc. (a)	280	2,887

Computer Peripheral Equipment - 0.61%
Avocent Corp. (a)	110	3,081

Concrete, Gypsum & Plaster Products - 0.55%
Ameron International Corp.	40	2,766

Crude Petroleum & Natural Gas - 1.18%
Swift Energy Co. (a)	70	2,845
Whiting Petroleum Corp. (a)	70	3,081
		5,926

Drilling Oil & Gas Wells - 0.61%
Union Drilling, Inc. (a)	200	3,088

Farm Machinery & Equipment - 0.64%
Gehl Co. (a)	110	3,220

Federal & Federally-Sponsored Credit Agencies - 0.60%
Federal Agricultural Mortgage Corp. - Class C	110	3,012

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 85.61% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 10.90%
Alfa Corp.	160	$ 2,870
Argonaut Group, Inc. (a)	90	3,025
Baldwin & Lyons, Inc. - Class B	110	2,709
Donegal Group, Inc. - Class A	170	2,579
EMC Insurance Group, Inc.	110	2,761
Harleysville Group, Inc.	90	2,749
Horace Mann Educators Corp.	140	2,946
Infinity Property & Casualty Corp.	60	2,791
Midland Co.	70	3,072
Navigators Group, Inc. (a)	60	3,065
Ohio Casualty Corp.	100	3,164
ProAssurance Corp. (a)	60	3,230
RLI Corp.	50	2,784
Safety Insurance Group, Inc.	70	2,804
Seabright Insurance Holdings, Inc. (a)	160	2,971
Selective Insurance Group, Inc.	110	2,869
State Auto Financial Corp.	90	2,704
United Fire & Casualty Co.	80	2,940
Zenith National Insurance Corp.	60	2,775
		54,808

Footwear, (No Rubber) - 0.63%
K-Swiss, Inc. - Class A	110	3,177

Games, Toys & Children's Vehicles (No Dolls & Bicycles) - 0.57%
Jakks Pacific, Inc. (a)	120	2,884

Gaskets, Packaging & Sealing Devices & Rubber & Plastics Hose - 0.60%
EnPro Industries, Inc. (a)	80	3,013

General Building Contractors - Residential Buildings - 0.61%
Brookfield Homes Corp.	90	3,056

Hospital & Medical Service Plans - 0.55%
American Physicians Capital, Inc. (a)	70	2,768

Hotels & Motels - 0.62%
Sunstone Hotel Investors, Inc.	110	3,137

Industrial Organic Chemicals - 1.21%
Aventine Renewable Energy Holdings, Inc. (a)	160	3,074
Verasun Energy Corp. (a)	150	2,989
		6,063

Industrial Trucks, Tractors, Trailors & Stackers - 0.63%
Nacco Industries, Inc. - Class A	20	3,188

Instruments for Measuring & Testing of Electricity & Electrical Signals - 0.58%
Eagle Test Systems, Inc. (a)	170	2,936

Insurance Carriers - 0.58%
Great American Financial Resources, Inc.	120	2,939

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 85.61% - continued	Shares	Value

Life Insurance - 3.38%
American Equity Investment Life Holding Co.	220	$ 3,003
Delphi Financial Group, Inc. - Class A	70	2,989
FBL Financial Group, Inc. - Class A	70	2,712
FPIC Insurance Group, Inc. (a)	60	2,764
National Western Life Insurance Co. - Class A	10	2,677
Presidential Life Corp.	150	2,851
		16,996

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.72%
USEC, Inc. (a)	180	3,631

Mortgage Bankers & Loan Correspondents - 0.65%
Ocwen Financial Corp. (a)	230	3,280

Motor Vehicle Parts & Accessories - 2.38%
Accuride Corp. (a)	200	2,922
ArvinMeritor, Inc.	160	3,304
Commercial Vehicle Group, Inc. (a)	140	2,752
Modine Manufacturing Co.	130	3,007
		11,985

Motors & Generators - 0.55%
Regal Beloit Corp.	60	2,767

National Commercial Banks - 4.88%
City Holding Co.	70	2,658
Community Banks, Inc.	120	2,836
Harleysville National Corp.	160	2,701
Intervest Bancshares Corp.	100	2,546
Nara Bancorp, Inc.	170	2,807
Park National Corp.	30	2,663
Peoples Bancorp, Inc.	110	2,755
Susquehanna Bancshares, Inc.	130	2,896
Trustmark Corp.	100	2,661
		24,523

Newspapers: Publishing or Publishing & Printing - 0.58%
Media General, Inc. - Class A	80	2,939

Nonferrous Foundries (Castings) - 0.57%
Superior Essex, Inc. (a)	80	2,856

Oil & Gas Field Machinery & Equipment - 1.38%
Gulfmark Offshore, Inc. (a)	70	3,353
T-3 Energy Services, Inc. (a)	140	3,570
		6,923

Operative Builders - 1.81%
Avatar Holdings, Inc. (a)	40	3,003
M/I Homes, Inc.	110	3,270
Orleans Homebuilders, Inc.	330	2,805
		9,078

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 85.61% - continued	Shares	Value

Personal Credit Institutions - 0.65%
CompuCredit Corp. (a)	90	$ 3,254

Petroleum Refining - 0.60%
Giant Industries, Inc. (a)	40	2,999

Plastic Materials, Synth Resins & Nonvulcan Elastomers - 0.63%
Polyone Corp. (a)	480	3,149

Primary Production of Aluminum - 0.56%
Century Aluminum Co. (a)	60	2,839

Printed Circuit Boards - 1.19%
Benchmark Electronics, Inc. (a)	140	2,965
Park Electrochemical Corp.	110	3,030
		5,995

Pulp Mills - 0.59%
Mercer International, Inc. (a)	240	2,942

Radio & TV Broadcasting & Communications Equipment - 0.62%
Arris Group, Inc. (a)	210	3,112

Radio Broadcasting Stations - 0.49%
Spanish Broadcasting System, Inc. - Class A (a)	720	2,455

Radiotelephone Communications - 0.64%
U.S.A. Mobility, Inc.	150	3,204

Railroad Equipment - 0.46%
Greenbrier Companies, Inc.	100	2,294

Real Estate Agents & Managers (For Others) - 0.57%
Bluegreen Corp. (a)	260	2,873

Retail - Auto Dealers & Gasoline Stations - 2.35%
Group 1 Automotive, Inc.	70	2,870
Lithia Motors, Inc. Class A	110	2,964
Rush Enterprises, Inc. - Class A (a)	150	3,120
Sonic Automotive, Inc. - Class A	100	2,859
		11,813

Retail - Catalog & Mail-Order Houses - 0.63%
Insight Enterprises, Inc. (a)	160	3,171

Rolling Drawing & Extruding of Nonferrous Metals - 1.18%
Olin Corp.	170	2,914
Quanex Corp.	70	3,012
		5,926

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 85.61% - continued	Shares	Value

Savings Institution, Federally Chartered - 5.04%
BankUnited Financial Corp. - Class A	140	$ 3,031
Downey Financial Corp.	40	2,678
First Place Financial Corp.	140	2,801
FirstFed Financial Corp. (a)	50	3,074
Flagstar Bancorp, Inc.	240	2,832
Oceanfirst Financial Corp.	170	2,892
PFF Bancorp, Inc. (a)	100	2,814
TierOne Corp.	110	2,672
Willow Financial Bancorp, Inc.	220	2,526
		25,320

Savings Institutions, Not Federally Chartered - 1.14%
ITLA Capital Corp.	60	3,055
United Community Financial Corp.	260	2,683
		5,738

Secondary Smelting & Refining of Nonferrous Metals - 0.63%
OM Group, Inc. (a)	60	3,152

Security Brokers, Dealers & Flotation Companies - 0.58%
Knight Capital Group, Inc. - Class A (a)	180	2,916

Services - Business Services - 1.07%
Amrep Corp.	40	2,410
Safeguard Scientifics, Inc. (a)	980	2,950
		5,360

Services - Computer Integrated Systems Design - 0.54%
SYNNEX Corp. (a)	140	2,737

Services - Computer Programming Services - 0.55%
RealNetworks, Inc. (a)	370	2,793

Services - Computer Programming, Data Processing, Etc. - 0.60%
United Online, Inc.	210	3,030

Services - Equipment Rental & Leasing - 1.80%
Rent-A-Center, Inc. (a)	100	2,784
Interpool, Inc.	120	3,205
Marlin Business Services Corp. (a)	130	3,043
		9,032

Services - Help Supply Services - 0.53%
Compass Diversified Trust	170	2,688

Services - Miscellaneous Amusement & Recreation - 0.64%
Lakes Entertainment, Inc. (a)	260	3,219

Services - Nursing & Personal Care Facilities - 0.60%
Res-Care, Inc. (a)	170	3,043

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 85.61% - continued	Shares	Value

Short-Term Business Credit Institutions - 0.70%
Asset Acceptance Capital Corp. (a)	190	$ 3,500

Sporting & Athletic Goods - 0.72%
K2, Inc. (a)	240	3,622

State Commercial Banks - 7.85%
Capital Corp. of the West	110	2,614
Center Financial Corp.	150	2,454
Central Pacific Financial Corp.	80	2,749
CityBank	90	2,809
Community Trust Bancorp, Inc.	80	2,661
CVB Financial Corp.	240	2,849
First Regional Bancorp (a)	100	2,500
Great Southern Bancorp, Inc.	100	2,738
Independent Bank Corp.	140	2,310
Mainsource Financial Group	170	2,745
Mercantile Bank Corp.	94	2,548
Taylor Capital Group, Inc.	80	2,379
Union Bankshares Corp.	110	2,581
Univest Corp of Pennsylvania	120	2,731
W Holding Co., Inc.	580	2,807
		39,475

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 0.62%
Worthington Industries, Inc.	140	3,115

Sugar & Confectionery Products - 0.53%
Imperial Sugar Co.	90	2,678

Surety Insurance - 1.76%
CNA Surety Corp. (a)	140	2,890
Nymagic, Inc.	70	2,866
Triad Guaranty, Inc. (a)	70	3,095
		8,851

Title Insurance - 0.64%
LandAmerica Financial Group, Inc.	40	3,214

Trucking (No Local) - 0.53%
P.A.M. Transportation Services, Inc. (a)	140	2,670

Water Transportation - 0.62%
Trico Marine Services, Inc. (a)	80	3,097

Wholesale - Metals Service Centers & Offices - 0.67%
A.M. Castle & Co.	100	3,390

Wholesale - Miscellaneous Durable Goods - 1.30%
Metal Management, Inc.	60	2,884
Schnitzer Steel Industries, Inc. (a)	70	3,634
		6,518

TOTAL COMMON STOCKS (Cost $428,964)		430,476

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Dreman Quantitative Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

	Shares	Value

Real Estate Investment Trusts - 13.97%
American Home Mortgage Investment Corp.	110	$ 2,726
Anthracite Capital, Inc.	240	2,784
Arbor Realty Trust, Inc.	100	3,079
Ashford Hospitality Trust, Inc.	240	2,880
Capital Lease Funding, Inc.	270	3,016
Capital Trust, Inc. - Class A	60	2,842
Cedar Shopping Centers, Inc.	180	2,875
DiamondRock Hospitality Co.	150	2,743
Equity Inns, Inc.	180	3,078
FelCor Lodging Trust, Inc.	110	2,808
Hersha Hospitality Trust	250	2,970
Inland Real Estate Corp.	160	2,910
Innkeepers USA Trust	180	3,163
Investors Real Estate Trust	270	2,848
Lexington Realty Trust	140	2,925
LTC Properties, Inc.	110	2,758
National Health Investors, Inc.	90	3,053
Newcastle Investment Corp.	100	2,921
Northstar Realty Finance Corp.	190	2,812
Omega Healthcare Investors, Inc.	170	2,856
Parkway Properties, Inc.	60	3,180
Pennsylvania Real Estate Investment Trust	70	3,252
Ramco-Gershenson Properties Trust	80	2,960
Winston Hotels, Inc.	190	2,816

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $69,807)		70,255

Rights - 0.00%
Trico Marine Services, Inc. Rights (b)	80	-

TOTAL RIGHTS (Cost $0)		-

Money Market Securities - 0.35%
Huntington Money Market Fund, 4.43% (c)	1,751	1,751

TOTAL MONEY MARKET SECURITIES (Cost $1,751)		1,751

TOTAL INVESTMENTS (Cost $500,522) - 99.93%		$ 502,482

Other assets less liabilities - 0.07%		338

TOTAL NET ASSETS - 100.00%		$ 502,820

a) Non-income producing.

(b) Each escrow right entitles the holder to purchase 1/1000th of a share of preferred stock. The rights are exercisable only if the holder acquires 15% or more of Trico's common stock. There is no market for the rights, therefore these are considered to be illquid and are valued according to fair value procedures approved by theTrust.

(c) Variable rate security; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Statements of Assets and Liabilities
April 30, 2007
(Unaudited)
	Dreman	Dreman	Dreman
	Quantitative	Quantitative	Quantitative
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Assets:
Investments in securities
At cost	$ 500,307	$ 500,343	$ 500,522
At value	$ 521,471	$ 521,792	$ 502,482

Interest receivable	191	187	187
Dividends receivable	432	308	222
Receivable from advisor	5,586	5,546	5,518
Prepaid expenses	1,975	1,975	1,975
Total assets	529,655	529,808	510,384

Liabilities:
Payable to administrator, fund accountant and transfer agent	3,650	3,650	3,650
Payable to custodian	370	370	370
Accrued trustee & officer expenses	765	765	765
Other accrued expenses	2,779	2,779	2,779
Total liabilities	7,564	7,564	7,564

Net Assets:	$ 522,091	$ 522,244	$ 502,820

Net Assets consist of:
Paid in capital	$ 500,825	$ 500,850	$ 500,825
Accumulated undistributed net investment income (loss)	102	(55)	35
Net unrealized appreciation on investments	21,164	21,449	1,960

Net Assets:	$ 522,091	$ 522,244	$ 502,820

Shares outstanding
(unlimited number of shares authorized)	50,080	50,082	50,080

Net asset value and offering
price per share	$ 10.43	$ 10.43	$ 10.04

Redemption Price per share (a)	$ 10.33	$ 10.33	$ 9.94

(a) A redemption fee of 1.00% is charged on shares held less than one year.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Statements of Operations
For the period April 3, 2007 (a) through April 30, 2007
(Unaudited)

	Dreman	Dreman	Dreman
	Quantitative	Quantitative	Quantitative
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Investment Income
Dividend income	$ 527	$ 413	$ 531
Interest income	191	187	187
Total Income	718	600	718

Expenses
Investment advisor fee (b)	276	312	344
12b-1 expense	99	99	97
Administration expenses	1,479	1,479	1,479
Fund accounting expenses	1,479	1,479	1,479
Transfer agent expenses	691	691	691
Legal expenses	831	831	831
Auditing expenses	1,620	1,620	1,620
Trustee expenses	407	407	407
CCO expenses	370	370	370
Pricing expenses	553	553	552
Custodian expenses	370	370	370
Miscellaneous expenses	54	54	54
Printing expenses	14	14	14
Total Expenses	8,243	8,279	8,308
Expenses waived and reimbursed by advisor (b)	(7,528)	(7,525)	(7,528)
12b-1 fees waived by advisor (b)	(99)	(99)	(97)
Net operating expenses	616	655	683
Net Investment Income	102	(55)	35

Realized & Unrealized Gain (Loss) on Investments
Change in unrealized appreciation (depreciation) on
investment securities	21,164	21,449	1,960
Net realized and unrealized gain on investment securities	21,164	21,449	1,960
Net increase in net assets resulting from operations	$ 21,266	$ 21,394	$ 1,995

(a) The date the Funds commenced operations.
(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Statement of Changes in Net Assets

Dreman
Quantitative
Large Cap
Value Fund

Period ended
April 30, 2007
Increase (Decrease) in Net Assets due to:	(Unaudited) (a)
Operations:
Net investment income	$ 102
Change in unrealized appreciation (depreciation)	21,164
Net increase in net assets resulting from operations	21,266

Capital Share Transactions:
Proceeds from shares sold	500,825
Net increase in net assets resulting
from share transactions	500,825
Total Increase in Net Assets	522,091

Net Assets:
Beginning of period	-

End of period	$ 522,091

Accumulated undistributed net
investment income included
in net assets at end of period	$ 102

Capital Share Transactions:
Shares sold	50,080

Net increase from capital share transactions	50,080

(a) For the period April 3, 2007 (commencement of operations) through April 30, 2007.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Statement of Changes in Net Assets

Dreman
Quantitative
Mid Cap
Value Fund

Period ended
April 30, 2007
Increase (Decrease) in Net Assets due to:	(Unaudited) (a)
Operations:
Net investment (loss)	$ (55)
Change in unrealized appreciation (depreciation)	21,449
Net increase in net assets resulting from operations	21,394
Capital Share Transactions:
Proceeds from shares sold	500,850
Net increase in net assets resulting
from share transactions	500,850
Total Increase in Net Assets	522,244

Net Assets:
Beginning of period	-

End of period	$ 522,244

Accumulated undistributed net
investment (loss) included in
net assets at end of period	$ (55)

Capital Share Transactions:
Shares sold	50,082

Net increase from capital share transactions	50,082

(a) For the period April 3, 2007 (commencement of operations) through April 30, 2007.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Statement of Changes in Net Assets

Dreman
Quantitative
Small Cap
Value Fund

Period ended
April 30, 2007
Increase (Decrease) in Net Assets due to:	(Unaudited) (a)
Operations:
Net investment income	$ 35
Change in unrealized appreciation (depreciation)	1,960
Net increase in net assets resulting from operations	1,995
Capital Share Transactions:
Proceeds from shares sold	500,825
Net increase in net assets resulting
from share transactions	500,825
Total Increase in Net Assets	502,820

Net Assets:
Beginning of period	-

End of period	$ 502,820

Accumulated undistributed net
investment income included
in net assets at end of period	$ 35

Capital Share Transactions:
Shares sold	50,080

Net increase from capital share transactions	50,080

(a) For the period April 3, 2007 (commencement of operations) through April 30, 2007.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Large Cap
	Value Fund

	Period ended
	April 30, 2007
	(Unaudited) (a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations
Net investment income	-
Net realized and unrealized gain	0.43
Total from investment operations	0.43

Net asset value, end of period	$ 10.43

Total Return (b)	4.30%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 522
Ratio of expenses to average net assets	1.55%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	20.57%	(d)
Ratio of net investment income to
average net assets	0.26%	(d)
Ratio of net investment income to average
net assets before waiver & reimbursement	(18.76)%	(d)
Portfolio turnover rate	0.00%

(a) For the period April 3, 2007 (commencement of operations) to April 30, 2007.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Mid Cap
	Value Fund

	Period ended
	April 30, 2007
	(Unaudited) (a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations
Net investment income	-
Net realized and unrealized gain	0.43
Total from investment operations	0.43

Net asset value, end of period	$ 10.43

Total Return (b)	4.30%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 522
Ratio of expenses to average net assets	1.65%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	20.67%	(d)
Ratio of net investment income to
average net assets	(0.14)%	(d)
Ratio of net investment income to average
net assets before waiver & reimbursement	(19.16)%	(d)
Portfolio turnover rate	0.00%

(a) For the period April 3, 2007 (commencement of operations) to April 30, 2007.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman
	Quantitative
	Small Cap
	Value Fund

	Period ended
	April 30, 2007
	(Unaudited) (a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.00
Income from investment operations
Net investment income	-
Net realized and unrealized gain	0.04
Total from investment operations	0.04

Net asset value, end of period	$ 10.04

Total Return (b)	0.40%	(c)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 503
Ratio of expenses to average net assets	1.75%	(d)
Ratio of expenses to average net assets
before waiver & reimbursement	21.10%	(d)
Ratio of net investment income to
average net assets	0.09%	(d)
Ratio of net investment income to average
net assets before waiver & reimbursement	(19.26)%	(d)
Portfolio turnover rate	0.00%

(a) For the period April 3, 2007 (commencement of operations) to April 30, 2007.
(b) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

*See accompanying notes which are a part of these integral statements.

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2007

(Unaudited)

NOTE 1.	ORGANIZATION

Dreman Quantitative Large Cap Value Fund (“Large Cap Value Fund”), Dreman Quantitative Mid Cap Value Fund (“Mid Cap Value Fund”), and Dreman Quantitative Small Cap Value Fund (“Small Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”) on February 13, 2007. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of each separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the Large Cap Value Fund is total return. The investment objective of each of the Mid Cap Value Fund and Small Cap Value Fund is long-term capital appreciation. The investment advisor to each Fund is Dreman Value Management, LLC (the “Advisor”). The Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund all commenced operations on April 3, 2007.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES- continued

opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Accounting for Uncertainty in Income Taxes – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely that not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal reports beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007 the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages the Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the period April 3, 2007 (commencement of operations) through April 30, 2007, the Advisor earned fees, before the waiver described below, of $276, $312, and $343 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes and extraordinary expenses do not exceed 1.55%, 1.65% and 1.75% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, through October 31, 2009. Excluding the voluntary reimbursement by the Advisor of each Fund’s 12b-1 expenses described below, for the period April 13, 2007 (commencement of operations) through April 30, 2007 the Advisor waived management fees and reimbursed expenses of $7,528, $7,525, and $7,528 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. As of April 30, 2007, the Advisor owed $5,586, $5,546 and $5,518 to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively.

The Advisor is entitled to recoup from each Fund amounts waived or reimbursed for a period up to three years from the date such amounts were waived or reimbursed, provided the applicable Fund’s expenses, including such amounts, do not exceed the stated expense limitations. $7,528, $7,525 and $7,528 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively, may be subject to potential repayment by the Funds to the Advisor no later than October 31, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. For the period April 3, 2007 (commencement of operations) through April 30, 2007, Unified received fees of $1,479, $1,479 and $1,479 for administrative services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. As of April 30, 2007, the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund owed $1,479, $1,479 and $1,479, respectively to Unified for administrative services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the period April 3, 2007 (commencement of operations) through April 30, 2007, Unified received transfer agent fees of $555, $555 and $555 for the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively and $136, $136 and $136 for reimbursement of out-of-pocket expenses from the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Fund, respectively. As of April 30, 2007, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund owed $555, $555, and $555, respectively, to Unified for transfer agency services and $136, $136, and $136 from the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively, for reimbursement of out-of-pocket expenses. For the period April 3, 2007 (commencement of operations) through April 30, 2007, Unified received fees of $1,479, $1,479 and $1,479 for fund accounting services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. As of April 30, 2007, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund owed $1,479, $1,479, and $1,479, respectively, to Unified for fund accounting services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”) and the parent company of the principal distributor of the Funds. For the period April 3, 2007 (commencement of operations) through April 30, 2007, the Custodian earned fees of $370, $370 and $370 for custody services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund respectively. As of April 30, 2007, the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund owed $370, $370 and $370, respectively to the Custodian for custody services.

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Funds’ shares. There were no payments made by the Funds to the Distributor during the period April 3, 2007 (commencement of operations) through April 30, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the period April 3, 2007 (commencement of operations) through April 30, 2007, the advisor was entitled to fees of $99, $99 and $97 for services provided to the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively, all of which the Advisor voluntarily waived. This voluntary waiver by the Advisor of the 12b-1 fees to which it is otherwise entitled may be discontinued by the Advisor at any time.

NOTE 4.	INVESTMENTS TRANSACTIONS

For the period ended April 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2007, the aggregate cost of securities for federal income tax purposes were $500,307, $500,343, and $500,522 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively.

Dreman Quantitative Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2007, Dreman Value Management, LLC owned 99.84%, 99.84% and 99.84% of the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively. Dreman Value Management, LLC is the Advisor to the Funds.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

As of April 30, 2007, the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund have not paid any distributions to shareholders.

MANAGEMENT AGREEMENT APPROVAL

(UNAUDITED)

The Board of Trustees considered the approval of the Management Agreements between the Trust and Dreman Value Management, LLC ("Dreman") as to the Dreman Quantitative Large Cap Fund, Dreman Quantitative Mid Cap Fund and Dreman Quantitative Small Cap Fund, respectively, at its meeting held on February 12, 2007. In considering whether to approve the Management Agreements between the Trust and Dreman, the Trustees considered the following factors: (1) the Board has had experience with the adviser and the high quality of its management services since 2003; (2) Dreman has substantial experience in serving as adviser or sub-adviser to approximately 20 mutual funds; (3) Dreman contractually has agreed to waive its management fee and/or reimburse certain operating expenses through October 31, 2009; (4) Dreman may direct the Funds’ brokerage to broker-dealers who provide research services that assist Dreman in managing the Funds’ portfolios; (5) because the Funds are starting with no assets, it is not necessary to discuss economies of scale at this time; and (6) Dreman’s current financial statements indicate that it has sufficient revenues to meet its obligation to cap the Funds’ expenses under the expense cap agreement, even if the Management Agreements are not profitable in the first two years. Having considered these factors and additional information provided to the Board in advance of the meeting, the Board of Trustees determined that the Management Agreements are fair and in the best interests of the Dreman Quantitative Large Cap Fund, Dreman Quantitative Mid Cap Fund and Dreman Quantitative Small Cap Fund and their shareholders and unanimously approved the appointment of Dreman Value Management, LLC to serve as the investment adviser to the Dreman Quantitative Large Cap Fund, Dreman Quantitative Mid Cap Fund and Dreman Quantitative Small Cap Fund under the terms and conditions set forth in the Management Agreements.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by (1) calling the Funds at (800) 247-1014 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2007

(Unaudited)

Fund Advisor:

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

Toll Free: (800) 247-1014

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption of a Fund’s shares. Current performance of a Fund may be lower or higher than the performance quoted. Each Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-247-1014.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Each Fund charges a 1% redemption fee on shares redeemed less than one year after they are purchased. The imposition of this fee is not reflected in the returns above.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index, S&P Mid-Cap 400 Index, and Russell 2000 Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in a Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

*** The adviser has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.30%, 1.40%, or 1.50% of the Large Cap Fund, Mid Cap Fund, and Small Cap Fund, respectively, of the Fund’s average daily net assets through October 31, 2007. The offering expenses and each fee waiver and expense reimbursement by the adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.30% of the Large Cap Fund, 1.40% of the Mid Cap Fund or 1.50% Small Cap Fund, expense limitations.

The chart above assumes an initial investment of $10,000 made on November 4, 2003 (commencement of Fund operations) and held through April 30, 2007. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-247-1014. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The chart above assumes an initial investment of $10,000 made on December 31, 2003 (commencement of Fund operations) and held through April 30, 2007. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The S&P Mid-Cap 400 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-247-1014. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The chart above assumes an initial investment of $10,000 made on December 31, 2003 (commencement of Fund operations) and held through April 30, 2007. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-247-1014. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

2Companies consisting of market capitalizations similar to those included in the S&P 500 Index.

3Companies consisting of market capitalizations not included in the S&P 500 Index.

Under normal circumstances, the Dreman Contrarian Large Cap Value Fund (“Large Cap Fund”) will invest at least 80% of its net assets in equity securities of large capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the S&P 500 Index. At April 30, 2007, the market capitalization of companies included in the S&P 500 Index ranged from $1.64 billion to $451.94 billion.

1As a percent of net assets.

2Companies consisting of market capitalizations ranging from $550 million to $20 billion.

3Companies consisting of market capitalizations less than $550 million or greater than $20 billion.

Under normal circumstances, the Dreman Contrarian Mid Cap Value Fund (“Mid Cap Fund”) will invest at least 80% of its net assets in equity securities of medium capitalization companies which the Advisor defines as companies with market capitalizations ranging from $2 billion to $20 billion.

1As a percent of net assets.

2Companies consisting of market capitalizations included in the Russell 2000 Value Index.

3Companies consisting of market capitalizations not included in the Russell 2000 Value Index.

Under normal circumstances, the Dreman Contrarian Small Cap Value Fund (“Small Cap Fund”) will invest at least 80% of its net assets in equity securities of small capitalization companies which the Advisor defines as companies that are similar in market capitalization to those listed on the Russell 2000 Value Index. At April 30, 2007, the market capitalization of companies included in the Russell 2000 Value Index ranged from $82 million to $4.163 billion.

Availability of Portfolio Schedules – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission’s web site at www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUNDS’ EXPENSES – (Unaudited)

As a shareholder of one of the Funds, you incur two types of costs: (1) transaction costs, such as redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2006 to April 30, 2007.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dreman Contrarian Large Cap Value Fund	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 – April 30, 2007
Actual	$1,000.00	$1,066.68	$6.65
Hypothetical (5% return before expenses)	$1,000.00	$1,018.36	$6.50

* Expenses are equal to the Large Cap Fund’s annualized expense ratio of 1.30%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Mid Cap Value Fund	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 – April 30, 2007
Actual	$1,000.00	$1,129.04	$7.36
Hypothetical (5% return before expenses)	$1,000.00	$1,017.88	$6.98

* Expenses are equal to the Mid Cap Fund’s annualized expense ratio of 1.40%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Small Cap Value Fund	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period* November 1, 2006 – April 30, 2007
Actual	$1,000.00	$1,094.23	$7.76
Hypothetical (5% return before expenses)	$1,000.00	$1,017.38	$7.48

* Expenses are equal to the Small Cap Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stocks - 89.65%	Shares	Value

Air Courier Services - 0.34%
FedEx Corp.	300	$ 31,632

Aircraft Engines, & Engine Parts - 1.49%
United Techologies Corp.	2,100	140,973

Biological Products - 1.63%
Amgen, Inc. (a)	2,400	153,936

Converted Paper & Paperboard Products (No Containers/Boxes) - 2.80%
3M Co.	3,200	264,864

Crude Petroleum & Natural Gas - 9.80%
Anadarko Petroleum Corp.	4,300	200,638
Apache Corp.	3,200	232,000
Devon Energy Corp.	4,300	313,341
EnCana Corp.	1,100	57,695
Occidental Petroleum Corp.	2,400	121,680
		925,354

Electric Services - 1.74%
TXU Corp.	2,500	163,950

Electronic & Other Electrical Equipment (No Computer Equipment) - 1.95%
General Electric Co.	5,000	184,300

Electronic Connectors - 1.66%
Tyco International Ltd.	4,800	156,624

Federal & Federally - Sponsored Credit Agencies - 8.66%
Federal Home Loan Mortgage Corp. (Freddie Mac)	5,900	382,202
Federal National Mortgage Association (Fannie Mae)	7,400	436,008
		818,210

Fire, Marine & Casualty Insurance -1.48%
Chubb Corp.	2,600	139,958

Food and Kindred Products - 6.42%
Altria Group, Inc.	8,800	606,496
Kraft Foods, Inc. - Class A (b)	1	20
		606,516

Hospital & Medical Service Plans - 4.88%
Aetna, Inc.	3,600	168,768
UnitedHealth Group, Inc.	5,500	291,830
		460,598

Industrial Inorganic Chemicals - 0.00%
Tronox, Inc. - Class B (c)	6	83

Insurance Agents, Brokers & Service - 1.29%
Hartford Financial Services Group, Inc.	1,200	121,440

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 89.65% - continued	Shares	Value

National Commercial Banks - 8.80%
Bank of America Corp.	6,300	$ 320,670
Citigroup, Inc.	1,500	80,430
KeyCorp	2,100	74,928
PNC Financial Services Group, Inc.	1,000	74,100
U.S. Bancorp	2,200	75,570
Wachovia Corp.	3,700	205,498
		831,196

Petroleum Refining - 9.22%
Chevron Corp.	3,800	295,602
ConocoPhillips	8,300	575,605
		871,207

Pharmaceutical Preparations - 7.50%
Eli Lilly & Co.	1,700	100,521
Pfizer, Inc.	12,500	330,750
Wyeth	5,000	277,500
		708,771

Retail - Department Stores - 1.30%
Federated Department Stores, Inc.	2,800	122,976

Retail - Lumber & Other Building Materials - 2.97%
Home Depot, Inc.	5,700	215,859
Lowe's Companies, Inc.	2,100	64,176
		280,035

Retail - Miscellaneous Shopping Goods Store - 1.75%
Borders Group, Inc.	3,600	75,996
Staples, Inc.	3,600	89,280
		165,276

Savings Institution, Federally Chartered - 5.07%
Sovereign Bancorp, Inc.	5,380	130,573
Washington Mutual, Inc.	8,300	348,434
		479,007

Search, Detection, Navigation, Guidance, Aeronautical System - 0.78%
Northrop Grumman Corp.	1,000	73,610

Services - Medical Laboratories - 0.26%
Quest Diagnostics, Inc.	500	24,445

Services - Prepackaged Software - 0.44%
Microsoft Corp.	1,400	41,916

Telephone Communications - 2.02%
Verizon Communications, Inc.	5,000	190,900

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 89.65% - continued	Shares	Value

Tobacco Products - 5.40%
British American Tobacco Plc (d)	1,200	$ 74,712
Imperial Tobacco Group Plc (d)	900	78,669
UST, Inc.	6,300	357,084
		510,465

TOTAL COMMON STOCKS (Cost $6,770,351)		8,468,242

Money Market Securities - 11.15%
Huntington Money Market Fund, 4.43% (e)	1,052,883	1,052,883

TOTAL MONEY MARKET SECURITIES (Cost $1,052,883)		1,052,883

TOTAL INVESTMENTS (Cost $7,823,234) - 100.80%		9,521,125

Liabilities in excess of cash and other assets - (0.80)%		(75,412)

TOTAL NET ASSETS - 100.00%		9,445,713

(a) Non-income producing.
(b) Partial share received from spinoff of Altria Group, Inc.
(c) Shares received from spinoff of Kerr-McGee Corp.
(d) American Depositary Receipt.
(e) Variable rate security; the money market rate shown represents the rate at April 30, 2007.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Large Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

	Number of	Underlying Face
	Long	Amount at	Unrealized
	Contracts	Market Value	Appreciation
Futures Contracts
S&P 500 E-Mini Futures Contracts June 2007 (a)	14	$ 1,041,880	$ 13,218

(a) Each S&P 500 E-Mini Future contract is equal to $50 times the S&P Stock Index.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stocks - 95.69%	Shares	Value

Beverages - 1.50%
Constellation Brands, Inc. - Class A (a)	1,700	$ 38,097

Canned Fruits, Vegetables, Preserves Jams & Jellies - 1.54%
The J.M. Smucker Co.	700	39,074

Carpets & Rugs - 1.60%
Mohawk Industries, Inc. (a)	450	40,572

Commercial Printing - 1.59%
R.R. Donnelley & Sons Co.	1,000	40,200

Computer Storage Devices - 1.44%
Seagate Technology	1,650	36,548

Crude Petroleum & Natural Gas - 4.63%
Anadarko Petroleum Corp.	800	37,328
Chesapeake Energy Corp.	1,200	40,500
Newfield Exploration Co. (a)	900	39,375
		117,203

Drawing & Insulating of Nonferrous Wire - 1.47%
General Cable Corp. (a)	650	37,336

Electric & Other Services Combined - 3.00%
Ameren Corp.	750	39,427
Integrys Energy Group, Inc.	650	36,465
		75,892

Electric Lighting & Wiring Equipment - 3.20%
Cooper Industries Ltd. - Class A	800	39,808
Hubbell, Inc. - Class B	800	41,352
		81,160

Electric Services - 1.55%
PPL Corp.	900	39,249

Finance Lessors - 1.65%
CIT Group, Inc.	700	41,755

Fire, Marine & Casualty Insurance - 6.01%
Arch Capital Group Ltd. (a)	550	40,051
Cincinnati Financial Corp.	823	37,233
HCC Insurance Holdings, Inc.	1,200	36,792
Loews Corp. - Carolina Group	500	38,265
		152,341

Guided Missiles & Space Vehicles & Parts - 1.65%
Alliant Techsystems, Inc. (a)	450	41,908

Household Appliances - 1.88%
Whirlpool Corp.	450	47,713

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 95.69% - continued	Shares	Value

Household Furniture - 1.48%
Leggett & Platt, Inc.	1,600	$ 37,632

Industrial Organic Chemicals - 1.54%
Lyondell Chemical Co.	1,250	38,900

Laboratory Analytical Instruments - 1.61%
Beckman Coulter, Inc.	650	40,826

Life Insurance - 1.48%
Protective Life Corp.	800	37,520

Meat Packing Plants - 3.09%
Hormel Foods Corp.	1,050	39,994
Smithfield Foods, Inc. (a)	1,250	38,213
		78,207

Miscellaneous Fabricated Metal Products - 1.64%
Parker Hannifin Corp.	450	41,463

Miscellaneous Furniture & Fixtures - 2.93%
Hillenbrand Industries, Inc.	600	36,690
Kinetic Concepts, Inc. (a)	750	37,500
		74,190

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.23%
Eaton Corp.	350	31,224

Miscellaneous Metal Ores - 1.75%
Cameco Corp.	950	44,289

Motors & Generators - 1.57%
Ametek, Inc.	1,100	39,908

Motor Vehicle Parts & Accessories - 1.49%
Autoliv, Inc.	650	37,798

National Commercial Banks - 5.81%
Huntington Bancshares, Inc.	1,700	37,706
Comerica, Inc.	600	37,146
KeyCorp	950	33,896
Marshall & Ilsley Co.	800	38,416
		147,164

Newpapers: Publishing or Publishing & Printing - 1.58%
Gannett Co., Inc.	700	39,942

Oil & Gas Field Services - 1.43%
Superior Energy Services, Inc. (a)	1,000	36,330

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 95.69% - continued	Shares	Value

Ophthalmic Goods - 3.25%
Bausch & Lomb, Inc.	750	$ 44,122
The Cooper Companies, Inc.	750	38,325
		82,447

Petroleum Refining - 1.46%
Hess Corp.	650	36,888

Radio & TV Broadcasting & Communications Equipment - 1.60%
L-3 Communcations Holdings, Inc.	450	40,468

Retail - Apparel & Accessory Stores - 1.45%
The Men's Wearhouse, Inc.	850	36,780

Retail - Building Materials, Hardware, Garden Supply - 1.38%
The Sherwin-Williams Co.	550	35,074

Retail - Family Clothing Stores - 1.49%
TJX Companies, Inc.	1,350	37,652

Retail - Shoe Stores - 1.50%
Foot Locker, Inc.	1,600	38,064

Savings Institution, Federally Chartered - 1.37%
Sovereign Bancorp, Inc.	1,427	34,633

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.39%
DRS Technologies, Inc.	700	35,217

Security Brokers, Dealers & Flotation Companies - 1.43%
A.G. Edwards, Inc.	500	36,225

Services - Business Services - 1.27%
Fair Isaac Corp.	900	32,139

Services - Educational - 1.49%
Apollo Group, Inc. - Class A (a)	800	37,840

Services - Electric - 1.55%
Edison International	750	39,262

Services - Miscellaneous Health & Allied Sservices - 1.56%
Lincare Holdings, Inc. (a)	1,000	39,440

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics - 1.20%
Church & Dwight Co., Inc.	600	30,438

Surety Insurance - 1.63%
Ambac Financial Group, Inc.	450	41,310

Telephone Communications (No Radiotelephone) - 1.50%
Windstream Corp.	2,600	38,012

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Mid Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 95.69% - continued	Shares	Value

Wholesale - Chemicals & Allied Products - 1.58%
Sigma-Aldrich Corp.	950	$ 39,976

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 6.07%
Anixter International, Inc. (a)	550	39,380
Arrow Electronics, Inc. (a)	900	35,568
Avnet, Inc. (a)	1,000	40,900
Wesco International, Inc. (a)	600	37,902
		153,750

Wholesale - Groceries & Related Products - 0.18%
SUPERVALU, Inc.	100	4,590

TOTAL COMMON STOCKS (Cost $2,194,919)		2,424,646

Escrow Rights - 0.00%
Southern Energy Escrow Rights (b)	15,000	-

TOTAL ESCROW RIGHTS (Cost $0)		-

Real Estate Investment Trusts - 4.49%
Hospitality Properties Trust	800	36,424
KKR Financial Corp.	1,400	37,394
Ventas, Inc.	950	40,052

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $104,743)		113,870

Money Market Securities - 0.19%
Huntington Money Market Fund, 4.43% (c)	4,727	4,727

TOTAL MONEY MARKET SECURITIES (Cost $4,727)		4,727

TOTAL INVESTMENTS (Cost $2,304,389) - 100.37%		$2,543,243

Liabilities in excess of other assets - (0.37)%		(9,457)

TOTAL NET ASSETS - 100.00%		$2,533,786

(a) Non-income producing.

(b) Escrow rights issued in conjunction with bond reorganization. There is no market for the rights, therefore these are considered to be illquid and are valued according to fair value procedures approved by the Trust.

(c) Variable rate security; the money market rate shown represents the rate at April, 30, 2007.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stocks - 94.63%	Shares	Market Value

Air Conditioning & Warm Air Heat Equipment & Commercial &
Industrial Refrigeration Equipment - 1.03%
Lennox International, Inc.	11,300	$ 382,053

Air Courier Services - 0.83%
ABX Air, Inc. (a)	46,800	305,136

Air Transportation - 0.72%
Alaska Air Group, Inc. (a)	9,000	266,400

Canned, Fruits, Vegetables, Preserves, Jams & Jellies - 2.08%
Del Monte Foods Co.	32,100	372,360
The J.M. Smucker Co.	7,100	396,322
		768,682

Cigarettes - 0.96%
Vector Group Ltd.	19,500	355,875

Computer Storage Devices - 1.16%
STEC, Inc. (a)	53,500	430,140

Crude Petroleum & Natural Gas - 5.95%
Delta Petroleum Corp. (a)	19,600	425,124
Parallel Petroleum Corp. (a)	25,700	593,927
Petrohawk Energy Corp. (a)	29,200	421,940
Petroquest Energy, Inc. (a)	33,300	380,286
St. Mary Land & Exploration Co.	10,400	380,848
		2,202,125

Deep Sea Foreign Transportation of Freight - 1.10%
Hornbeck Offshore Services, Inc. (a)	12,900	408,027

Drawing & Insulating of Nonferrous Wire - 1.18%
General Cable Corp. (a)	7,600	436,544

Drilling Oil & Gas Wells - 2.24%
Atwood Oceanics, Inc. (a)	6,900	434,010
Hercules Offshore, Inc. (a)	12,500	392,875
		826,885

Electric Housewares & Fans - 1.01%
Helen of Troy Ltd. (a)	16,400	372,280

Electric & Other Services Combined - 1.99%
ALLETE, Inc.	7,400	358,234
Integrys Energy Group, Inc.	6,700	375,870
		734,104

Electric Services - 1.02%
IDACORP, Inc.	11,000	378,950

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 94.63% - continued	Shares	Market Value

Electromedical & Electrotherapeutic - 0.94%
Syneron Medical Ltd. (a)	13,800	$ 347,622

Footwear - 0.84%
Stride Rite Corp.	22,100	311,610

Fire, Marine & Casualty Insurance - 6.16%
Argonaut Group, Inc. (a)	10,600	356,266
Endurance Specialty Holdings Ltd.	10,600	396,652
Hanover Insurance Group, Inc.	8,100	372,276
Platinum Underwriters Holdings Ltd.	11,200	383,264
Safety Insurance Group, Inc.	9,300	372,558
United Fire & Casualty Co.	10,800	396,900
		2,277,916

Gold and Silver Ores - 1.04%
Iamgold Corp.	47,300	384,076

Grain Mill Products - 1.09%
Ralcorp Holdings, Inc. (a)	6,100	401,441

Hospital & Medical Service Plans - 1.09%
HealthSpring, Inc. (a)	17,100	402,192

Laboratory Analytical Instruments - 0.99%
Varian, Inc. (a)	6,300	365,148

Life Insurance - 1.03%
IPC Holdings Ltd.	12,700	380,746

Machine Tools, Metal Cutting Types - 1.07%
Kennametal, Inc.	5,600	395,136

Manifold Business Forms - 0.92%
Ennis, Inc.	13,900	339,855

Miscellaneous Business Credit Institution - 0.99%
Financial Federal Corp.	14,000	367,920

Miscellaneous Fabricated Metal Products - 2.04%
Barnes Group, Inc.	16,600	403,380
Mueller Water Products, Inc. - Class A	24,500	352,800
		756,180

Miscellaneous Industrial & Commercial Machinery & Equipment - 1.15%
Curtiss-Wright Corp.	9,900	426,591

Motors & Generators - 1.01%
Regal-Beloit Corp.	8,100	373,572

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 94.63% - continued	Shares	Market Value

National Commercial Banks - 3.26%
Citizens Republic Bancorp, Inc.	15,600	$ 312,156
City Holding Co.	9,100	345,527
FirstMerit Corp.	15,600	325,728
Sterling Financial Corp.	13,400	223,110
		1,206,521

Office Furniture (No Wood) - 0.86%
HNI Corp.	7,600	317,224

Oil & Gas Field Services - 1.12%
Superior Energy Services, Inc. (a)	11,400	414,162

Ophthalmic Goods - 1.06%
The Cooper Companies, Inc.	7,700	393,470

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.10%
Armor Holdings, Inc. (a)	5,700	407,550

Plastics Products - 1.35%
Myers Industries, Inc.	22,200	498,390

Poultry Slaughtering and Processing - 1.17%
Sanderson Farms, Inc.	10,900	430,877

Prefabricated Metal Buildings & Components - 1.03%
NCI Building Systems, Inc. (a)	7,600	379,772

Public Building & Related Furniture - 1.12%
BE Aerospace, Inc. (a)	11,300	414,145

Radio & TV Broadcasting & Communications Equipment - 2.39%
Arris Group, Inc. (a)	27,100	401,622
Commscope, Inc. (a)	10,300	480,495
		882,117

Retail - Apparel & Accessory Stores - 1.94%
Hanesbrands, Inc. (a)	14,600	388,214
The Men's Wearhouse, Inc.	7,600	328,852
		717,066

Retail - Auto Dealers & Gasoline Stations - 0.93%
United Auto Group, Inc.	16,900	342,732

Retail - Eating Places - 0.82%
Ruby Tuesday, Inc.	11,300	302,388

Retail - Grocery Stores - 1.96%
Ruddick Corp.	12,300	369,369
Weis Markets, Inc.	8,300	357,232
		726,601

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 94.63% - continued	Shares	Market Value

Rolling Drawing & Extruding of Nonferrous Metals - 1.10%
RTI International Metals, Inc. (a)	4,300	$ 405,361

Savings Institution, Federally Chartered - 1.91%
MAF Bancorp, Inc.	8,900	357,335
MB Financial, Inc.	10,400	349,336
		706,671

Savings Institution, Not Federally Chartered - 0.92%
Sterling Financial Corp. (WA)	11,500	339,020

Search, Detection, Navigation, Guidance, Aeronautical Systems - 0.91%
DRS Technologies, Inc.	6,700	337,077

Security Brokers, Dealers & Flotation Companies - 1.05%
Waddell & Reed Financial, Inc. - Class A	16,000	387,520

Semiconductors & Related Devices - 1.06%
Aeroflex, Inc. (a)	27,800	390,312

Services - Automotive Repair, Services & Parking - 0.89%
Central Parking Corp.	14,700	328,986

Services - Business Services - 0.91%
Fair Isaac Corp.	9,400	335,674

Services - Computer Integrated Systems - 1.01%
Jack Henry & Associates, Inc.	15,700	372,875

Services - Educational Services - 0.29%
Nobel Learning Communities, Inc. (a)	7,200	108,000

Services - General Medical & Surgical Hospitals - 0.97%
Lifepoint Hospitals, Inc. (a)	9,845	359,441

Services - Help Supply Services - 0.88%
Kelly Services, Inc. - Class A	11,400	327,180

Services - Home Health Care Services - 1.89%
Amedisys, Inc. (a)	10,900	341,715
Option Care, Inc.	26,200	357,892
		699,607

Services - Hospitals - 1.02%
Pediatrix Medical Group, Inc. (a)	6,600	376,530

Services - Offices & Clinics of Doctors of Medicine - 0.92%
AmSurg Corp. (a)	14,900	341,955

Services - Personal Services - 0.92%
Regis Corp.	8,900	340,247

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 94.63% - continued	Shares	Market Value

Short-Term Business Credit Institutions - 1.22%
ASTA Funding, Inc.	10,300	$ 450,419

Sporting & Athletic Goods - 1.26%
K2, Inc. (a)	31,000	467,790

State Commercial Banks - 3.77%
Boston Private Financial Holdings, Inc.	12,700	353,187
Chittenden Corp.	12,000	348,720
Columbia Banking System, Inc.	11,000	333,850
UCBH Holdings, Inc.	20,000	359,200
		1,394,957

Telephone Communications (No Radiotelephone) - 2.03%
Alaska Communications Systems Group, Inc.	23,800	378,420
Iowa Telecommunications Services, Inc.	18,400	373,704
		752,124

Transportation Services - 1.05%
GATX Corp.	7,900	387,179

Water Transportation - 1.24%
OMI Corp.	15,800	459,306

Wholesale - Beer, Wine & Distilled Alcoholic Beverages - 1.13%
Central European Distribution Corp. (a)	14,000	416,500

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.05%
Axcan Pharma, Inc. (a)	22,300	388,243

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.14%
Anixter International, Inc. (a)	5,900	422,440

Wholesale - Groceries & Related Products - 1.21%
Nash Finch Co.	11,500	448,155

Wholesale - Metals & Minerals (No Petroleum) - 1.14%
Uranium Resources, Inc. (a)	43,000	420,110

TOTAL COMMON STOCKS (Cost $33,062,314)		34,993,900

Escrow Rights - 0.00%
Stride Rite Corp. Escrow Rights, 03/26/17, Strike $68.00 (b)	20,300	-

TOTAL ESCROW RIGHTS (Cost $0)		-

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Dreman Contrarian Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

	Shares	Market Value

Real Estate Investment Trusts - 3.80%
American Financial Reality Trust	33,300	$ 352,980
Ashford Hospitality Trust, Inc.	27,600	331,200
Highland Hospitality Corp.	19,600	373,380
Medical Properties Trust, Inc.	24,300	346,032

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,420,019)		1,403,592

Money Market Securities - 2.52%
Huntington Money Market Fund, 4.43% (c)	933,682	933,682

TOTAL MONEY MARKET SECURITIES (Cost $933,682)		933,682

TOTAL INVESTMENTS (Cost $35,416,015) - 100.95%	$ 37,331,174

Liabilities in excess of cash and other assets - (0.95)%	(349,818)

TOTAL NET ASSETS - 100.00%	$ 36,981,356

(a) Non-income producing.
(b) Each escrow right entitles the holder to purchase 1/100th of a share. There is no market for the rights.
(c) Variable rate security; the money market rate shown represents the rate at April, 30, 2007.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Assets and Liabilities
April 30, 2007
(Unaudited)
	Dreman	Dreman	Dreman
	Contrarian	Contrarian	Contrarian
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Assets:
Investments in securities
At cost	$ 7,823,234	$ 2,304,389	$ 35,416,015
At value	$ 9,521,125	$ 2,543,243	$ 37,331,174

Cash	-	-	57
Cash held at broker	39,200	-	-
Receivable for investments sold	-	-	59,176
Interest receivable	2,996	429	10,831
Dividends receivable	12,117	1,026	12,210
Receivable for fund shares sold	200	-	48,235
Receivable from advisor (a)	539	6,812	-
Prepaid expenses	7,922	1,966	13,382
Total assets	9,584,099	2,553,476	37,475,065

Liabilities:
Paybable to advisor (a)	-	-	35,644
Payable for investments purchased	104,816	-	377,895
Payable for fund shares purchased	3,937	-	63,539
Payable for net variation margin on futures contracts	9,520	-	-
Payable to administrator, fund accountant and transfer agent	12,654	11,404	11,931
Payable to custodian	697	327	1,620
Accrued trustee & officer expenses	1,105	1,125	1,075
Accrued expenses	5,657	6,834	2,005
Total liabilities	138,386	19,690	493,709

Net Assets:	$ 9,445,713	$ 2,533,786	$ 36,981,356

Net Assets consist of:
Paid in capital	$ 7,436,994	$ 2,126,785	$ 34,449,303
Accumulated undistributed net investment income (loss)	56,150	2,416	9,688
Accumulated net realized gain (loss) on investments	241,460	165,731	607,206
Net unrealized appreciation on investments	1,697,891	238,854	1,915,159
Net unrealized appreciation on futures contracts	13,218	-	-

Net Assets:	$ 9,445,713	$ 2,533,786	$ 36,981,356

Shares outstanding
(unlimited number of shares authorized)	678,254	184,552	2,013,284

Net asset value and offering
price per share	$ 13.93	$ 13.73	$ 18.37

Redemption Price per share (b)	$ 13.79	$ 13.59	$ 18.19

(a) See Note 3 in the Notes to the Financial Statements.
(b) A redemption fee of 1.00% is charged on shares held less than one year.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Operations
For the six months ended April 30, 2007
(Unaudited)	Dreman	Dreman	Dreman
	Contrarian	Contrarian	Contrarian
	Large Cap	Mid Cap	Small Cap
	Value Fund	Value Fund	Value Fund

Investment Income
Dividend income (Net of withholding tax of $386, $10, and $0, respectively)	$ 107,417	$ 17,535	$ 181,075
Interest income	19,116	1,557	53,350
Total Income	126,533	19,092	234,425

Expenses
Investment advisor fee (a)	33,551	8,451	118,050
12b-1 expense	11,189	2,491	31,223
Administration expenses	15,437	15,269	15,437
Fund accounting expenses	9,917	9,917	9,917
Registration expenses	8,416	496	6,635
Transfer agent expenses	10,889	8,827	10,191
Legal expenses	4,711	4,913	3,967
Auditing expenses	5,455	5,632	5,455
Trustee expenses	2,480	2,480	2,480
CCO expenses	2,380	2,380	2,380
Pricing expenses	2,440	3,689	3,477
Custodian expenses	2,072	2,556	9,406
Insurance expenses	544	553	1,341
Miscellaneous expenses	371	297	348
Printing expenses	49	269	3,986
Total Expenses	109,901	68,220	224,293
Expenses waived and reimbursed by advisor (a)	(40,611)	(51,830)	(6,355)
12b-1 fees waived by advisor (a)	(11,189)	(2,491)	(31,223)
Net operating expenses	58,101	13,899	186,715
Net Investment Income	68,432	5,193	47,710

Realized & Unrealized Gain (Loss) on Investments
Net realized gain on investment securities	220,213	167,185	1,087,357
Net realized gain on future contracts	50,788	-	-
Change in unrealized appreciation (depreciation) on
investment securities	243,404	75,198	929,795
Change in unrealized appreciation (depreciation) on
future contracts	(11,387)	-	-
Net realized and unrealized gain on investment securities	503,018	242,383	2,017,152
Net increase in net assets resulting from operations	$ 571,450	$ 247,576	$ 2,064,862

(a) See Note 3 in the Notes to the Financial Statements.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Contrarian
	Large Cap
	Value Fund

	Six months ended	Year ended
	April 30, 2007	October
Increase (Decrease) in Net Assets due to:	(Unaudited)	31, 2006

Operations:
Net investment income	$ 68,432	$ 102,385
Net realized gain on investment securities and futures	271,001	409,244
Change in unrealized appreciation (depreciation) on
investment securities and futures contracts	232,017	631,940
Net increase in net assets resulting from operations	571,450	1,143,569

Distributions:
From net investment income	(109,340)	(84,987)
From net realized gain	(438,790)	(162,877)
Total distributions	(548,130)	(247,864)

Capital Share Transactions:
Proceeds from shares sold	763,956	1,282,756
Reinvestment of distributions	548,130	247,864
Amount paid for shares repurchased	(391,984)	(150,604)
Net increase in net assets resulting
from share transactions	920,102	1,380,016
Total Increase in Net Assets	943,422	2,275,721

Net Assets:
Beginning of period	8,502,291	6,226,570

End of period	$ 9,445,713	$ 8,502,291

Accumulated undistributed net
investment income included
in net assets at end of period	$ 56,150	$ 97,058

Capital Share Transactions:
Shares sold	55,201	98,852
Shares issued in reinvestment of distributions	40,068	20,021
Shares repurchased	(28,784)	(11,092)

Net increase from capital share transactions	66,485	107,781

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Contrarian
	Mid Cap
	Value Fund

	Six months ended
	April 30, 2007	Year ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2006

Operations:
Net investment income	$ 5,193	$ 7,696
Net realized gain on investment securities	167,185	105,679
Change in unrealized appreciation (depreciation)	75,198	109,429
Net increase in net assets resulting from operations	247,576	222,804

Distributions:
From net investment income	(7,960)	(3,056)
From net realized gain	(106,734)	(156,770)
Total distributions	(114,694)	(159,826)

Capital Share Transactions:
Proceeds from shares sold	628,880	412,199
Reinvestment of distributions	101,290	159,826
Amount paid for shares repurchased	(61,160)	(21,000)
Net increase in net assets resulting
from share transactions	669,010	551,025
Total Increase in Net Assets	801,892	614,003

Net Assets:
Beginning of period	1,731,894	1,117,891

End of period	$ 2,533,786	$ 1,731,894

Accumulated undistributed net
investment income included
in net assets at end of period	$ 2,416	$ 5,183

Capital Share Transactions:
Shares sold	47,537	32,966
Shares issued in reinvestment of distributions	7,969	13,910
Shares repurchased	(4,435)	(1,679)

Net increase from capital share transactions	51,071	45,197

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Statements of Changes in Net Assets

	Dreman
	Contrarian
	Small Cap
	Value Fund

	Six months ended
	April 30, 2007	Year ended
Increase (Decrease) in Net Assets due to:	(Unaudited)	October 31, 2006
Operations:
Net investment income (loss)	$ 47,710	$ 16,522
Net realized gain on investment securities	1,087,357	528,416
Change in unrealized appreciation (depreciation)	929,795	877,884
Net increase in net assets resulting from operations	2,064,862	1,422,822
Distributions:
From net investment income	(44,426)	(14,615)
Total distributions	(44,426)	(14,615)
Capital Share Transactions:
Proceeds from shares sold	23,380,554	11,690,044
Reinvestment of distributions	43,595	14,468
Amount paid for shares repurchased	(2,747,470)	(2,194,466)
Net increase in net assets resulting
from share transactions	20,676,679	9,510,046
Total Increase in Net Assets	22,697,115	10,918,253

Net Assets:
Beginning of period	14,284,241	3,365,988

End of period	$ 36,981,356	$ 14,284,241

Accumulated undistributed net
investment income included
in net assets at end of period	$ 9,688	$ 6,404

Capital Share Transactions:
Shares sold	1,317,759	730,577
Shares issued in reinvestment of distributions	2,439	1,057
Shares repurchased	(155,542)	(142,364)

Net increase from capital share transactions	1,164,656	589,270

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian
	Large Cap Value Fund

	Six months ended
	April 30, 2007		Year ended		Year ended		Period ended
	(Unaudited)		October 31, 2006		October 31, 2005		October 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 13.90		$ 12.35		$ 11.03		$ 10.00
Income from investment operations
Net investment income	0.10		0.17		0.16		0.15
Net realized and unrealized gain	0.81		1.87		1.39		0.88
Total from investment operations	0.91		2.04		1.55		1.03
Less distributions to Shareholders:
From net investment income	(0.18)		(0.17)		(0.15)		-
From net realized gain	(0.70)		(0.32)		(0.08)		-
Total distributions	(0.88)		(0.49)		(0.23)		-

Paid in capital from redemption fees (b)	-		-		-		-

Net asset value, end of period	$ 13.93		$ 13.90		$ 12.35		$ 11.03

Total Return (c)	6.67%	(d)	17.02%		14.10%		10.30%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 9,446		$ 8,502		$ 6,227		$ 5,181
Ratio of expenses to average net assets	1.30%	(e) (f)	1.30%	(f)	1.30%	(f)	1.55%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	2.21%	(e)	2.73%		2.43%		3.12%	(e)
Ratio of net investment income to
average net assets	1.53%	(e) (f)	1.41%	(f)	1.35%	(f)	1.38%	(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	0.62%	(e)	(0.02)%		0.22%		(0.19)%	(e)
Portfolio turnover rate	13.17%		20.38%		13.07%		13.48%

(a) For the period November 4, 2003 (commencement of operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the
Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian
	Mid Cap Value Fund

	Six months ended
	April 30, 2007		Year ended		Year ended		Period ended
	(Unaudited)		October 31, 2006		October 31, 2005		October 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 12.97		$ 12.66		$ 10.68		$ 10.00
Income from investment operations
Net investment income	0.04		0.07		0.01		0.01
Net realized and unrealized gain	1.57		2.05		2.16		0.67
Total from investment operations	1.61		2.12		2.17		0.68
Less distributions to Shareholders:
From net investment income	(0.06)		(0.03)		(0.01)		-
From net realized gain	(0.79)		(1.78)		(0.18)		-
Total distributions	(0.85)		(1.81)		(0.19)		-

Paid in capital from redemption fees (b)	-		-		-		-

Net asset value, end of period	$ 13.73		$ 12.97		$ 12.66		$ 10.68

Total Return (c)	12.90%	(d)	18.59%		20.52%		6.80%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 2,534		$ 1,732		$ 1,118		$ 801
Ratio of expenses to average net assets	1.40%	(e) (f)	1.40%	(f)	1.40%	(f)	1.65%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	6.60%	(e)	9.37%		11.46%		11.80%	(e)
Ratio of net investment income to
average net assets	0.52%	(e) (f)	0.57%	(f)	0.06%	(f)	0.16%	(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	(4.68)%	(e)	(7.40)%		(10.00)%		(9.99)%	(e)
Portfolio turnover rate	66.89%		52.48%		132.04%		125.34%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the
Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income ratio would have been 0.25% lower.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds
Financial Highlights
(For a share outstanding throughout each period)

	Dreman Contrarian
	Small Cap Value Fund

	Six months ended
	April 30, 2007		Year ended		Year ended		Period ended
	(Unaudited)		October 31, 2006		October 31, 2005		October 31, 2004	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 16.83		$ 12.98		$ 11.48		$ 10.00
Income from investment operations
Net investment income (loss)	0.04		0.05		0.04		(0.03)
Net realized and unrealized gain	1.54		3.85		1.69		1.51
Total from investment operations	1.58		3.90		1.73		1.48
Less distributions to Shareholders:
From net investment income	(0.05)		(0.06)		(0.02)		-
From net realized gain	-		-		(0.21)		-
Total distributions	(0.05)		(0.06)		(0.23)		-

Paid in capital from redemption fees	0.01		0.01		-	(b)	-	(b)

Net asset value, end of period	$ 18.37		$ 16.83		$ 12.98		$ 11.48

Total Return (c)	9.42%	(d)	30.20%		15.10%		14.80%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 36,981		$ 14,284		$ 3,366		$ 861
Ratio of expenses to average net assets	1.50%	(e) (f)	1.50%	(f)	1.50%	(f)	1.75%	(e)
Ratio of expenses to average net assets
before waiver & reimbursement	1.55%	(e)	3.49%		7.40%		12.19%	(e)
Ratio of net investment income to
average net assets	0.38%	(e) (f)	0.28%	(f)	0.45%	(f)	(0.32)%	(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	0.33%	(e)	(1.71)%		(5.45)%		(10.75)%	(e)
Portfolio turnover rate	67.03%		77.43%		84.72%		72.10%

(a) For the period December 31, 2003 (commencement of operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return represents the rate the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
(f) The Advisor is not contractually obligated to reimburse 12b-1 expenses. Accordingly, if the Advisor had not voluntarily reimbursed the
Fund for these expenses, each expense ratio would have been 0.25% higher and each net investment income (loss) ratio would have been 0.25% lower.

*See accompany notes which are an integral part of these financial statements.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2007

(Unaudited)

NOTE 1.	ORGANIZATION

Dreman Contrarian Large Cap Value Fund (“Large Cap Value Fund”), Dreman Contrarian Mid Cap Value Fund (“Mid Cap Value Fund”), and Dreman Contrarian Small Cap Value Fund (“Small Cap Value Fund”) (each a “Fund” and, collectively the “Funds”) were organized as diversified series of Unified Series Trust (the “Trust”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of each separate series. Each Fund is one of a series of funds currently authorized by the Trustees. On June 30, 2005, the Small Cap Value Fund acquired all the net assets of the Corbin Small Cap Value Fund in a tax-free re-organization. The investment objective of the Large Cap Value Fund is total return. The investment objective of each of the Mid Cap Value Fund and Small Cap Value Fund is long-term capital appreciation. The investment adviser to each Fund is Dreman Value Management, LLC (the “Advisor”). The Large Cap Value Fund commenced operations on November 4, 2003. The Mid Cap Value Fund and the Small Cap Value Fund each commenced operations on December 31, 2003.

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances where the futures a Fund invests in do not have market quotations readily available.

Federal Income Taxes – The Funds make no provision for federal income tax. Each Fund intends to continue to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, a Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.

Futures Contracts - The Funds may enter into futures contracts to manage its exposure to the stock markets, fluctuations in interest rates, and foreign currency values. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of the contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Accounting for Uncertainty in Income Taxes – In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely that not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal reports beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES - continued

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007 the Funds do not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor to the Funds is Dreman Value Management, LLC. Under the terms of the management agreement between the Trust and the Advisor (collectively, the “Agreements”) for each Fund, the Advisor manages the Fund’s investments. As compensation for its management services, a Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75%, 0.85% and 0.95% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. For the six months ended April 30, 2007, the Advisor earned fees, before the waiver described below, of $33,551, $8,451, and $118,050 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively. The Advisor has contractually agreed to waive its fee and reimburse each Fund’s expenses so that its total annual operating expenses, except brokerage fees and commissions, 12b-1 fees, borrowing costs (such as dividend expenses and interest on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as fees and expenses of other mutual funds in which the Funds may invest) do not exceed 1.30%, 1.40% and 1.50% of the average daily net assets of the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively, through February 29, 2008. Excluding the voluntary reimbursement by the Advisor of each Fund’s 12b-1 expenses described below, for the six months ended April 30, 2007 the Advisor waived management fees and reimbursed expenses of $40,611, $51,830, and $6,355 for the Large Cap Value Fund, the Mid Cap Value Fund, and the Small Cap Value Fund, respectively. As of April 30, 2007, the Advisor owed $539, and $6,165 to the Large Cap Value Fund and Mid Cap Value Fund, respectively. As of April 30, 2007, the Advisor was owed $35,644 by the Small Cap Value Fund.

The Advisor is entitled to recoup from each Fund amounts waived or reimbursed for a period up to three years from the date such amounts were waived or reimbursed, provided the applicable Fund’s expenses, including such amounts, do not exceed the stated expense limitations. At October 31, 2006, the amounts subject to potential recoupment are as follows:

$40,611, $51,830 and $6,355 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively, is also available for repayment by the Funds to the Advisor no later than October 31, 2010.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and to provide each Fund with administrative services, including all regulatory, reporting and necessary office equipment and personnel. For the six months ended April 30, 2007, Unified received fees of $15,437, $15,269, and $15,437 for administrative services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively.

The Trust retains Unified to act as each Fund’s transfer agent and to provide each Fund with fund accounting services. For the six months ended April 30, 2007, Unified received transfer agent fees of $7,445, $7,445 and $7,575 for the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively and $3,444, $1,382 and $2,616 reimbursement of out-of-pocket expenses from the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Fund, respectively. For the six months ended April 30, 2007, Unified received fees of $9,917, $9,917 and $9,917 for fund accounting services provided to the Large Cap Value Fund, Mid Cap Value Fund and Small Cap Value Fund, respectively. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended April 30, 2007, the Custodian earned fees of $2,072, $2,556, and $9,406 for the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund, respectively. As of April 30, 2007, the Large Cap Value Fund, the Mid Cap Value Fund and the Small Cap Value Fund owed $697, $327, and $1,620, respectively, to the Custodian for custody services.

The Funds retain Unified Financial Securities, Inc. (the “Distributor”) to act as the principal distributor of the Fund’s shares. There were no payments made by the Funds to the Distributor during the six months ended April 30, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Each Fund has adopted a Distribution Plan (each, a “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Each Fund’s Plan provides that the Fund will pay its Advisor and/or any registered securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating up to 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. Each Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Trust and the Advisor have entered into a Distribution Coordination Agreement pursuant to which the Advisor agrees to coordinate the distribution of each Fund’s shares, for which each Fund pays the Advisor the 12b-1 fee described above. For the six months ended April 30, 2007, the Advisor was entitled to fees of $11,189, $2,491, and $31,223 for services provided to the Large Cap Value Fund, Mid Cap Value Fund, and the Small Cap Value Fund, respectively, all of which the Advisor voluntarily waived. This voluntary waiver by the Advisor of the 12b-1 fees to which it is otherwise entitled may be discontinued by the Advisor at any time.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 4.	INVESTMENTS TRANSACTIONS

For the six months ended April 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2007, the aggregate cost of securities for federal income tax purposes were $7,823,234, $2,304,389, and $35,416,015 for the Large Cap Value Fund, Mid Cap Value Fund, and Small Cap Value Fund, respectively.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2007, the following owned the Funds:

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 6.	RELATED PARTY TRANSACTIONS - continued

David N. Dreman is President of the Advisor. David N. Dreman, Contrarian Services Corp. and Profit Sharing Plan, Dreman Value Management are all related parties to the Advisor. As a result of the beneficial ownership described above, David N. Dreman may be deemed to control the Large Cap Value Fund and the Mid Cap Value Fund, and National Financial Services Co. and Charles Schwab may be deemed to control the Small Cap Value Fund.

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

Large Cap Value Fund. On December 28, 2005 the Large Cap Value Fund paid an income distribution of $0.168628 per share and a long-term capital gain distribution of $0.323173 per share to shareholders of record on December 27, 2005.

The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005 were as follows:

On December 27, 2006 the Large Cap Value Fund paid an income distribution of $0.1757 per share or $109,340, and long-term and short-term capital gains distributions totaling $0.7051 per share or $438,790, to shareholders of record on December 26, 2006.

Mid Cap Value Fund. On December 28, 2005 the Mid Cap Value Fund paid an income distribution of $0.034620 per share, a short-term capital gain distribution of $1.019864 per share and a long-term capital gain distribution of $0.755885 per share to shareholders of record on December 27, 2005.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS - continued

The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005 were as follows:

On December 27, 2006 the Mid Cap Value Fund paid an income distribution of $0.0587 per share or $7,960, and long-term and short-term capital gains distributions totaling $0.7871 per share or $106,734, to shareholders of record on December 26, 2006.

Small Cap Value Fund. On December 28, 2005 the Small Cap Value Fund paid an income distribution of $0.057347 per share to shareholders of record on December 27, 2005.

The tax character of distributions paid during the fiscal years ended October 31, 2006 and 2005 were as follows:

On December 27, 2006 the Small Cap Value Fund paid an income distribution of $0.044700 per share or $44,426 to shareholders of record on December 26, 2006.

As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales for the Mid Cap Value Fund. The difference between book basis and tax basis capital loss carryforwards for the Small Cap Value Fund is attributable to the loss carryforwards available to the Corbin Fund prior to the acquisition and the tax deferral of losses on wash sales.

Dreman Contrarian Funds

Notes to the Financial Statements

April 30, 2007 – continued

(Unaudited)

NOTE 8.	CAPITAL LOSS CARRYFORWARD

At October 31, 2006, the Small Cap Value Fund had available for federal tax purposes an unused capital loss carryforward of $3,406,927, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

All of the capital loss carryforwards expiring in 2011 and 2012, and $53,054 of the capital loss carryforwards expiring in 2013 are attributable to loss carryforwards available to the Corbin Fun prior to the acquisition.

To the extent these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 247-1014 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little, Chairman

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

John Swhear, Senior Vice President

J. Michael Landis, Treasurer

Heather A. Bonds, Secretary

Lynn E. Wood, Chief Compliance Officer

INVESTMENT ADVISER

Dreman Value Management, LLC

Harborside Financial Center

Plaza 10, Suite 800

Jersey City, NJ 07311

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

REGISTERED INDEPENDENT PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn, LLP

One US Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Becker Value Equity Fund (NASDAQ: BVEFX)

Becker Small Cap Value Equity Fund (NASDAQ: BVESX)

Semi-Annual Report

April 30, 2007

(Unaudited)

Fund Advisor:

Becker Capital Management, Inc.

1211 SW Fifth Avenue

Suite 2185

Portland, OR 97204

Toll Free: (800) 551-3998

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on a Fund’s distributions or the redemption of a Fund’s shares. Current performance of a Fund may be lower or higher than the performance quoted. Each Fund’s investment objective, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Each Fund charges a 2% redemption fee on shares redeemed less than one year after they are purchased. The imposition of this fee is not reflected in the returns above.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index, Russell 2000 Index, and Russell 2000 Value Index are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than is found in a Fund’s portfolio. Individuals cannot invest directly in an Index; however, an individual can invest in ETFs or other investment vehicles that attempt to track the performance of a benchmark index.

*** The adviser has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as fees and expenses of acquired funds) do not exceed 1.20% of the Small Cap Fund’s average daily net assets and 1.00% of the Value Fund’s average daily net assets through February 29, 2008. The offering expenses and each fee waiver and expense reimbursement by the adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.20% of the Small Cap Fund and 1.00% of the Value Fund, expense limitations.

The chart above assumes an initial investment of $10,000 made on January 3, 2005 (commencement of Fund operations) and held through April 30, 2007. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 2000 Index and the Russell 2000 Value Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-551-3998. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

The chart above assumes an initial investment of $10,000 made on November 4, 2003 (commencement of Fund operations) and held through April 30, 2007. THE FUND’S RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of the Fund’s shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-800-247-1014. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

2Companies with market capitalization less than $2 billion.

3Companies with market capitalizations greater than $2 billion

The Becker Small Cap Value Equity Fund invests primarily in common and preferred stock of small-cap companies whose market prices do not reflect the true value of the companies in the opinion of the Fund’s advisor, Becker Capital Management, Inc. The Fund will generally select stocks of companies with market capitalizations that do not exceed $2.0 billion.

1As a percent of net assets.

2Companies with market capitalizations greater than $1.5 billion

3Companies with market capitalization less than $1.5 billion.

The Becker Value Equity Fund invests primarily in common and preferred stock of large or medium-sized companies whose market prices do not reflect the true value of the companies in the opinion of the Fund’s advisor. The Fund will generally select stocks of companies with market capitalizations that exceed $1.5 billion.

AVAILABILITY OF PORTFOLIO SCHEDULE – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT THE FUNDS’ EXPENSES – (Unaudited)

As a shareholder of one of the Becker Value Funds, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning and held for the six month period, November 1, 2006 to April 30, 2007.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stocks - 90.18%	Shares	Value

Abrasive, Asbestos & Miscellaneous Nonmetallic Mineral Products - 1.36%
CARBO Ceramics, Inc.	2,300	$99,935

Air Transportation, Scheduled - 1.41%
SkyWest, Inc.	3,800	103,398

Air Transportation, Nonscheduled - 1.49%
Bristow Group, Inc. (a)	2,900	109,040

Apparel & Other Finished Products of Fabrics & Similar Materials - 1.18%
Carter's, Inc. (a)	3,300	86,460

Communication Equipment - 1.39%
Applied Signal Technology, Inc.	6,100	101,687

Communication Services - 1.69%
InPhonic, Inc. (a)	13,000	124,020

Computer Storage Devices - 2.06%
Dot Hill Systems Corp. (a)	36,700	151,204

Deep Sea Foreign Transportation of Freight - 6.14%
DryShips, Inc.	6,500	229,970
Excel Maritime Carriers, Ltd. (a)	8,095	183,271
StealthGas, Inc.	2,300	36,570
		449,811

Drilling Oil & Gas Wells - 1.01%
Helmerich & Payne, Inc.	2,300	74,267

Electric Housewares & Fans - 1.61%
Helen of Troy Ltd. (a)	5,200	118,040

Electrical Industrial Apparatus - 0.99%
GrafTech International, Ltd. (a)	7,300	72,854

Fire, Marine & Casualty Insurance - 3.50%
CastlePoint Holdings, Ltd.	4,500	68,625
James River Group, Inc.	2,600	80,678
North Pointe Holdings Corp. (a)	8,900	107,423
		256,726
Hotel & Motels - 1.31%
Trump Entertainment Resorts, Inc. (a)	5,900	95,757

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 90.18% - continued	Shares	Value

Industrial Organic Chemicals - 0.70%
Minerals Technologies, Inc.	800	$50,896

Life Insurance - 1.99%
American Equity Investment Life Holding Co.	10,700	146,055

Miscellaneous Manufacturing Industries - 2.05%
Shuffle Master, Inc. (a)	6,000	102,180
WMS Industries, Inc. (a)	1,200	47,832
		150,012

Motor Vehicles & Passenger Car Bodies - 1.72%
Monaco Coach Corp.	8,200	125,706

National Commercial Banks - 3.11%
Citizens Republic Bancop, Inc.	3,800	76,038
Midwest Banc Holdings, Inc.	9,000	151,830
		227,868

Oil & Gas Field Machinery & Equipment - 2.35%
Newpark Resources, Inc. (a)	20,900	171,798

Pharmaceutical Preparations - 3.99%
Angiotech Pharmaceuticals, Inc. (a)	25,700	140,065
Perrigo Co.	8,000	152,000
		292,065

Radio & TV Broadcasting & Communications Equipment - 1.88%
Powerwave Technologies, Inc. (a)	22,100	137,683

Radio Broadcasting Stations - 1.64%
Radio One, Inc. - Class D (a)	17,000	120,020

Railroad Equipment - 1.91%
The Greenbrier Companies, Inc.	6,100	139,934

Real Estate - 2.46%
Meruelo Maddux Properties, Inc. (a)	22,200	180,042

Retail - Auto & Home Supply Stores - 1.00%
MarineMax, Inc. (a)	3,700	73,371

Retail - Drug and Proprietary Stores - 0.27%
BioScrip, Inc. (a)	5,500	19,580
*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 90.18% - continued	Shares	Value

Retail - Home Furniture, Furnishings & Equipment Stores - 1.64%
Cost Plus, Inc. (a)	12,300	$119,925

Retail - Miscellaneous Shopping Goods Stores - 1.47%
Big 5 Sporting Goods Corp.	4,200	107,520

Retail - Radio, TV & Consumer Electronic Stores - 1.64%
Guitar Center, Inc. (a)	2,600	120,380

Retail - Variety Stores - 3.17%
Fred's, Inc.	9,900	142,956
Tuesday Morning Corp.	6,400	89,344
		232,300

Savings Institution, Federally Chartered - 1.18%
BankAtlantic Bancorp, Inc. - Class A	9,000	86,760

Semiconductors & Related Devices - 2.91%
Lattice Semiconductor Corp. (a)	17,000	92,820
OmniVision Technologies, Inc. (a)	8,900	120,328
		213,148

Services - Computer Programming Services - 1.06%
EPIQ Systems, Inc. (a)	3,300	77,979

Services - Equipment Rental & Leasing - 2.01%
United Rentals, Inc. (a)	4,400	147,400

Services - Home Health Care Services - 2.26%
Matria Healthcare, Inc. (a)	5,700	165,186

Services - Hospitals - 2.39%
RehabCare Group, Inc. (a)	10,700	175,266

Services - Management Services - 1.65%
CRM Holdings, Ltd. (a)	14,400	120,960

Services - Prepackaged Software - 8.43%
Cogent Communications Group, Inc. (a)	5,500	140,030
Lawson Software, Inc. (a)	16,700	148,630
Magma Design Automation, Inc. (a)	15,200	208,696
Openwave Systems, Inc. (a)	16,300	119,805
		617,161

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Small Cap Value Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 90.18% - continued	Shares	Value

Special Industry Machinery - 1.76%
Ultratech, Inc. (a)	9,300	$128,805

Steel Pipe & Tube - 1.22%
Worthington Industries, Inc.	4,000	89,000

Telephone & Telegraph Apparatus - 3.75%
Intervoice, Inc. (a)	31,800	202,248
Westell Technologies, Inc. - Class A (a)	27,400	72,610
		274,858

Trucking (No Local) - 1.72%
Con-way, Inc.	2,300	125,649

Wholesale - Miscellaneous Durable Goods - 1.71%
RC2 Corp. (a)	3,150	125,559

TOTAL COMMON STOCKS (Cost $6,113,482)		6,606,085

Real Estate Investment Trusts - 6.13%
Ashford Hospitality Trust	12,800	153,600
ECC Capital Corp. (a)	70,100	23,834
Friedman, Billings, Ramsey Group, Inc. - Class A	30,800	170,940
Redwood Trust, Inc.	2,000	100,420

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $614,520)		448,794

Money Market Securities - 3.87%
Huntington U.S. Treasury Money Market Fund, 4.11% (b)	283,310	283,310

TOTAL MONEY MARKET SECURITIES (Cost $283,310)		283,310

TOTAL INVESTMENTS (Cost $7,011,312) - 100.18%		$7,338,189

Liabilities in excess of other assets - (0.18)%		(13,142)

TOTAL NET ASSETS - 100.00%		$7,325,047

(a) Non-income producing.
(b) Variable Rate Security; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stocks - 93.10%	Shares	Value

Apparel & Other Finished Products of Fabrics & Similar Materials - 1.01%
Carter's, Inc. (a)	25,000	$ 655,000

Accident & Health Insurance - 0.89%
Conseco, Inc. (a)	32,650	577,578

Agricultural Chemicals - 0.97%
The Scotts Miracle-Gro Co. - Class A	14,000	629,580

Beverages - 3.23%
Constellation Brands, Inc. - Class A (a)	35,000	784,350
The Coca-Cola Co.	25,000	1,304,750
		2,089,100

Bottled & Canned Soft Drinks & Carbonated Waters - 1.88%
Cadbury Schweppes plc (b)	23,000	1,220,150

Cable & Other Pay Television Services - 1.95%
Comcast Corp. - Class A (a)	47,250	1,259,685

Crude Petroleum & Natural Gas - 3.57%
Pioneer Natural Resources Co.	22,500	1,129,500
Royal Dutch Shell plc (b)	17,000	1,178,950
		2,308,450

Drilling Oil & Gas Wells - 2.03%
Diamond Offshore Drilling, Inc.	3,700	316,720
GlobalSantaFe Corp.	5,000	319,650
Helmerich & Payne, Inc.	21,000	678,090
		1,314,460

Electronic & Other Electrical Equipment - 2.85%
General Electric Co.	50,000	1,843,000

Electronic Connectors - 2.67%
Tyco International, Ltd.	53,000	1,729,390

Fats & Oils - 1.98%
Archer-Daniels-Midland Co.	16,500	638,550
Bunge, Ltd.	8,500	643,960
		1,282,510

Finance Lessors - 0.92%
CIT Group, Inc.	10,000	596,500
*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 93.10% - continued	Shares	Value

Fire, Marine & Casualty Insurance - 2.08%
The Chubb Corp.	25,000	$ 1,345,750

Food & Kindred Products - 2.05%
Unilever N.V. (b)	43,500	1,326,750

Grain Mill Products - 1.94%
General Mills, Inc.	21,000	1,257,900

Industrial Organic Chemicals - 1.02%
The Lubrizol Corp.	11,000	659,340

Insurance Agents, Brokers & Service - 3.77%
Marsh & McLennan Companies, Inc.	46,500	1,476,840
The Hartford Financial Services Group, Inc.	9,500	961,400
		2,438,240

Investment Advice - 0.94%
Federated Investors, Inc. - Class B	16,000	610,560

Laboratory Analytical Instruments - 2.15%
Applera Corp. - Applied Biosystems Group	44,500	1,390,180

Miscellaneous Manufacturing Industries - 1.00%
International Game Technology	17,000	648,380

Mortgage Bankers & Loan Correspondents - 1.80%
Countrywide Financial Corp.	31,500	1,168,020

Motor Vehicles & Passenger Car Bodies - 2.23%
Honda Motor Co., Ltd. (b)	42,000	1,446,060

National Commercial Banks - 3.92%
KeyCorp	8,000	285,440
TCF Financial Corp.	40,000	1,083,200
U.S. Bancorp	34,000	1,167,900
		2,536,540

Newspapers: Publishing or Publishing & Printing - 1.81%
The New York Times Co. - Class A	50,000	1,170,000

Office Machines - 0.74%
Pitney Bowes, Inc.	10,000	480,000

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 93.10% - continued	Shares	Value

Oil & Gas Field Services - 0.80%
Grant Prideco, Inc. (a)	10,000	$ 515,400

Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.99%
PPG Industries, Inc.	17,500	1,287,650

Paper Mills - 1.89%
International Paper Co.	32,500	1,225,900

Personal Credit Institutions - 2.49%
SLM Corp.	30,000	1,614,900

Petroleum Refining - 2.14%
Chevron Corp.	8,025	624,265
ConocoPhillips	11,000	762,850
		1,387,115

Pharmaceutical Preparations - 7.39%
Abbott Laboratories	27,000	1,528,740
Eli Lilly & Co.	30,000	1,773,900
Pfizer, Inc.	56,000	1,481,760
		4,784,400

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.78%
Eastman Chemical Co.	17,000	1,150,900

Refuse Systems - 2.14%
Waste Management, Inc.	37,000	1,384,170

Retail - Grocery Stores - 2.14%
The Kroger Co.	47,000	1,386,970

Retail - Variety Stores - 2.49%
Costco Wholesale Corp.	3,300	176,781
Wal-Mart Stores, Inc.	30,000	1,437,600
		1,614,381

Retail - Women's Clothing Stores - 2.13%
Limited Brands, Inc.	50,000	1,378,500

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.45%
Raytheon Co.	17,500	936,950

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Becker Value Equity Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stocks - 93.10% - continued	Shares	Value

Services - Advertising Agencies - 1.34%
The Interpublic Group of Companies, Inc. (a)	68,500	$ 868,580

Services - Business Services - 2.05%
Manpower, Inc.	16,500	1,324,125

Services - Prepackaged Software - 3.40%
Lawson Software, Inc. (a)	72,000	640,800
Microsoft Corp.	52,000	1,556,880
		2,197,680

Surety Insurance - 2.04%
MBIA, Inc.	19,000	1,321,640

Surgical & Medical Instruments & Apparatus - 2.01%
Becton, Dickinson & Co.	16,500	1,298,385

Telephone & Telegraph Apparatus - 2.93%
ADTRAN, Inc.	38,000	967,100
Avaya, Inc. (a)	72,000	930,240
		1,897,340

Trucking (No Local) - 1.10%
Con-way, Inc.	13,000	710,190

TOTAL COMMON STOCKS (Cost $50,531,551)		60,268,299

Money Market Securities - 7.08%
Huntington U.S. Treasury Money Market Fund, 4.11% (c)	4,584,083	4,584,083

TOTAL MONEY MARKET SECURITIES (Cost $4,584,083)		4,584,083

TOTAL INVESTMENTS (Cost $55,115,634) - 100.18%		$ 64,852,382

Liabilities in excess of other assets - (0.18)%		(119,706)

TOTAL NET ASSETS - 100.00%		$ 64,732,676

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Statements of Assets and Liabilities
April 30, 2007
(Unaudited)

	Becker Small Cap Value	Becker Value
	Equity Fund	Equity Fund
Assets
Investment in securities:
At cost	$ 7,011,312	$ 55,115,634
At value	$ 7,338,189	$ 64,852,382

Receivable for investments sold	163,465	-
Receivable for Fund shares sold	8,743	15,543
Prepaid expenses	11,795	18,617
Dividends receivable	6,939	62,223
Interest receivable	1,113	14,471
Receivable due from Advisor (a)	11,943	-
Total assets	7,542,187	64,963,236

Liabilities
Payable for investments purchased	195,060	132,395
Payable to administrator, fund accountant & transfer agent	9,536	18,084
Payable to custodian	2,100	294
Trustee and officer fees accrued	919	919
Payable to Advisor (a)	-	73,139
Payable for Fund shares purchased	1,853	1,361
Other accrued expenses	7,672	4,368
Total liabilities	217,140	230,560

Net Assets	$ 7,325,047	$ 64,732,676

Net Assets consist of:
Paid in capital	$ 6,792,607	$ 52,389,162
Accumulated undistributed net investment income	24,932	195,744
Accumulated undistributed net realized gain from investment transactions	180,831	2,411,022
Net unrealized appreciation on investments	326,877	9,736,748

Net Assets	$ 7,325,247	$ 64,732,676

Shares outstanding (unlimited number of shares authorized)	655,310	4,292,312

Net asset value and offering price per share	$ 11.18	$ 15.08

Redemption price per share (b) (NAV * 99%)	$ 11.07	$ 14.93

(a) See Note 3 in the Notes to the Financial Statements.
(b) The redemption price per share reflects a redemption fee of 1.00% on shares redeemed within 30 calendar days of purchase.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Statements of Operations
For the six months ended April 30, 2007
(Unaudited)
	Becker Small Cap Value	Becker Value
	Equity Fund	Equity Fund
Investment Income
Dividend income (Net of foreign withholding taxes of $0 and $7,658, respectively)	$ 54,370	$ 523,035
Interest income	5,073	97,517
Total Income	59,443	620,552

Expenses
Investment advisor fee (a)	32,477	345,679
Administration expenses	15,249	29,178
Fund accounting expenses	7,439	14,403
Transfer agent expenses	8,936	9,275
Custodian expenses	6,499	5,455
Audit expenses	5,455	4,959
Legal expenses	4,959	4,959
Registration expenses	3,967	4,464
Pricing expenses	2,529	2,677
Trustee expenses	2,480	2,480
CCO expenses	2,380	2,380
Insurance expense	2,252	1,689
Miscellaneous expenses	297	744
Report printing expense	123	447
Total Expenses	95,042	428,789
Reimbursed expenses and waived fees (a)	(62,565)	(140,723)
Net operating expenses	32,477	288,066
Net investment income	26,966	332,486

Realized & Unrealized Gain
Net realized gain on investment securities	197,316	2,411,258
Change in unrealized appreciation (depreciation) on investment securities	250,135	3,151,956
Net realized and unrealized gain on investment securities	447,451	5,563,214
Net increase in net assets resulting from operations	$ 474,417	$ 5,895,700

(a) See Note 3 in Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Statements of Changes In Net Assets
	Becker Small Cap Value
	Equity Fund

	Six Months ended
	April 30, 2007	Year ended
	(Unaudited)	October 31, 2006
Operations
Net investment income	$ 26,966	$ 4,150
Net realized gain on investment securities	197,316	296,495
Change in unrealized appreciation (depreciation) on investment securities	250,135	121,551
Net increase in net assets resulting from operations	474,417	422,196

Distributions
From net investment income	(2,234)	(8,741)
From net realized gain	(310,235)	(49,668)
Total distributions	(312,469)	(58,409)

Capital Share Transactions
Proceeds from shares sold	3,213,912	1,436,180
Reinvestment of distributions	312,469	58,292
Amount paid for shares repurchased	(283,423)	(259,125)
Net increase in net assets resulting from share transactions	3,242,958	1,235,347

Total Increase in Net Assets	3,404,906	1,599,134

Net Assets
Beginning of period	3,920,141	2,321,007

End of period	$ 7,325,047	$ 3,920,141

Accumulated undistributed net investment income included in net assets
at end of period	$ 24,732	-

Capital Share Transactions
Shares sold	293,753	141,244
Shares issued in reinvestment of distributions	28,667	5,754
Shares repurchased	(25,569)	(25,492)

Net increase from capital share transactions	296,851	121,506

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Statements of Changes In Net Assets
	Becker Value
	Equity Fund

	Six months ended
	April 30, 2007	Year ended
	(Unaudited)	October 31, 2006
Operations
Net investment income	$ 332,486	$ 482,267
Net realized gain on investment securities	2,411,258	1,711,743
Change in unrealized appreciation (depreciation) on investment securities	3,151,956	4,685,071
Net increase in net assets resulting from operations	5,895,700	6,879,081

Distributions
From net investment income	(524,024)	(239,922)
From net realized gain	(1,711,608)	(1,438,139)
Total distributions	(2,235,632)	(1,678,061)

Capital Share Transactions
Proceeds from shares sold	11,062,166	16,687,606
Reinvestment of distributions	2,218,790	1,090,583
Amount paid for shares repurchased	(3,647,260)	(6,410,837)
Net increase in net assets resulting from share transactions	9,633,696	11,367,352

Total Increase in Net Assets	13,293,764	16,568,372

Net Assets
Beginning of period	51,438,912	34,870,540

End of period	$ 64,732,676	$ 51,438,912

Accumulated undistributed net investment income included in net assets at end of period	$ 195,744	$ 387,282

Capital Share Transactions
Shares sold	766,777	1,255,851
Shares issued in reinvestment of distributions	154,836	84,673
Shares repurchased	(252,567)	(486,032)

Net increase from capital share transactions	669,046	854,492

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Financial Highlights
(For a share outstanding throughout the period)

	Becker Small Cap Value Equity Fund
	Six Months ended
	April 30, 2007		Year ended		Period ended
	(Unaudited)		October 31, 2006		October 31, 2005	(a)

Selected Per Share Data
Net asset value, beginning of period	$ 10.94		$ 9.80		$ 10.00
Income from investment operations:
Net investment income	0.04		0.02		0.01
Net realized and unrealized gains (losses)	1.04		1.35		(0.21)
Total income (loss) from investment operations	1.08		1.37		(0.20)

Less distributions:
From net investment income	(0.01)		(0.03)
From net realized gain	(0.83)		(0.20)		-
Total distributions	(0.84)		(0.23)		-

Paid in capital from redemption fees	-		-	(b)	-	(b)

Net asset value, end of period	$ 11.18		$ 10.94		$ 9.80

Total Return (c)	10.06%	(d)	14.19%		-2.00%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 7,325		$ 3,920		$ 2,321
Ratio of expenses to average net assets	1.20%	(e)	1.20%		1.20%	(e)
Ratio of expenses to average net assets before waiver & reimbursement	3.50%	(e)	5.36%		10.45%	(e)
Ratio of net investment income to average net assets	0.99%	(e)	0.13%		0.16%	(e)
Ratio of net investment income to average net assets before waiver & reimbursement	(1.31)%	(e)	(4.03)%		(9.09)%	(e)
Portfolio turnover rate	45.82%		63.41%		55.28%

(a) For the period January 3, 2005 (Commencement of Operations) to October 31, 2005.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends
(d) Not annualized.
(e) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds
Financial Highlights
(For a share outstanding throughout the period)
	Becker Value Equity Fund
	Six Months ended
	April 30, 2007		Year ended	Year ended	Period ended
	(Unaudited)		October 31, 2006	October 31, 2005	October 31, 2004	(a)
Selected Per Share Data
Net asset value, beginning of period	$ 14.20		$ 12.59	$ 11.09	$ 10.00
Income from investment operations:
Net investment income	0.08		0.14	0.09	0.01
Net realized and unrealized gain	1.39		2.05	1.49	1.08
Total from investment operations	1.47		2.19	1.58	1.09
Less Distributions to Shareholders:
From net investment income	(0.14)		(0.08)	(0.04)	-
From net realized gain	(0.45)		(0.50)	(0.04)	-
Total distributions	(0.59)		(0.58)	(0.08)	-

Paid in capital from redemption fees (b)	-		-	-	-

Net asset value, end of period	$ 15.08		$ 14.20	$ 12.59	$ 11.09

Total Return (c)	10.52%	(d)	17.91%	14.24%	10.90%	(d)

Ratios and Supplemental Data
Net assets, end of period (000)	$ 64,733		$ 51,439	$ 34,871	$ 20,187
Ratio of expenses to average net assets	1.00%	(e)	1.00%	1.00%	1.20%	(e)
Ratio of expenses to average net assets before waiver & reimbursement	1.49%	(e)	1.43%	1.73%	2.83%	(e)
Ratio of net investment income to average net assets	1.15%	(e)	1.15%	0.75%	0.14%	(e)
Ratio of net investment income to average
net assets before waiver & reimbursement	0.66%	(e)	0.72%	0.02%	(1.49)%	(e)
Portfolio turnover rate	18.76%		30.47%	35.46%	26.08%

(a) For the period November 3, 2003 (Commencement of Operations) to October 31, 2004.
(b) Redemption fees resulted in less than $0.005 per share in each period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(d) Not annualized.
(e) Annualized.
*See accompanying notes which are an integral part of these financial statements.

Becker Value Funds

Notes to the Financial Statements

April 30, 2007

(Unaudited)

NOTE 1.	ORGANIZATION

Becker Value Equity Fund (“Value Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 9, 2003. The Becker Small Cap Value Equity Fund (“Small Cap Fund”) was organized as a diversified series of the Trust on December 13, 2004 (collectively with the Value Equity Fund, the “Funds” or each a “Fund”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of each separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The Value Fund commenced operations on November 3, 2003, and the Small Cap Fund commenced operations on January 3, 2005. The investment objective of each Fund is to provide long-term capital appreciation to its shareholders. The investment advisor to the Funds is Becker Capital Management, Inc. (the “Advisor”).

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. The ability of issuers of debt securities held by the company to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations.

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 2.	SIGNIFICANT ACCOUNTING POLICIES – continued

Federal Income Taxes - The Funds make no provision for federal income tax. The Funds’ policy is to continue to qualify each year as “regulated investment companies” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or other appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions - Each Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of a Fund.

Accounting for Uncertainty in Income Taxes - In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Funds’ financial statements.

Fair Value Measurements – In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 3.	FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreements, on behalf of each Fund (each an “Agreement”), the Advisor manages each Fund’s investments subject to approval of the Board of Trustees. As compensation for its management services, the Small Cap Fund and Value Fund are obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% and 1.00% of the average daily net assets of the Small Cap Fund and the Value Fund respectively. For the six months ended April 30, 2007, the Advisor earned a fee of $32,477 from the Small Cap Fund and $345,679 from the Value Fund before the reimbursement described below.

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.20% of the Small Cap Fund’s average daily net assets and 1.00% of the Value Fund’s average daily net assets through February 29, 2008. For the six months ended April 30, 2007, the Advisor waived fees and reimbursed expenses of $62,565 for the Small Cap Fund and $140,723 for the Value Fund. As of April 30, 2007, the Advisor owed $11,943 to the Small Cap Fund and the Value Fund owed the Advisor $73,139.

Each waiver or reimbursement by the Advisor with respect to a Fund is subject to repayment by the fund within the three fiscal years following the fiscal year in which that particular waiver or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding its expense limitation described above.

The waived fees related to operating expenses subject to recovery at October 31, 2006 were as follows:

For the six months ended April 30, 2007, $62,565 for the Small Cap Fund and $140,723 for the Value Fund, may be available for potential repayment by the Funds to the Advisor no later than October 31, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage each Fund’s business affairs and provide each Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2007, Unified earned fees of $15,249 and $29178 for administrative services provided to the Small Cap Fund and Value Fund, respectively. As of April 30, 2007, the Small Cap Fund owed Unified $5,249 and the Value Fund owed Unified $11,044 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Funds’ investments (the “Custodian”) and the principal distributor of the Funds. For the six months ended April 30, 2007, Huntington National Bank earned fees of $6,499 from the Small Cap Fund and $4,464 from the Value Fund for custody services provided to the Funds. At April 30, 2007, the Custodian was owed $2,100 and $294 by the Small Cap Fund and Value Fund respectively, for custody services.

The Trust retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended April 30, 2007, Unified earned fees of $5,606 from the Small Cap Fund and $7,638 from the Value Fund for transfer agent services and $3,330 from the Small Cap Fund and $1,637 from the Value Fund, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2007, Unified earned fees of $7,439 from the Small Cap Fund and $14,403 from the Value Fund, respectively, for fund accounting services. As of April 30, 2007, the Small Cap Fund owed Unified $2,348 for transfer agent services and reimbursement of out-of-pocket expenses and $1,939 for fund accounting services. As of April 30, 2007, the Value Fund owed unified $1,683 for transfer agent services and reimbursement of out-of-pocket expenses and $5,357 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Funds. There were no payments made by the Funds to the Distributor during the six months ended April 30, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 4.	INVESTMENTS

For the six months ended April 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

As of April 30, 2007, the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2007, the aggregate cost of securities, excluding U.S. government obligations, for federal income tax purposes was $7,011,312 for the Small Cap Fund and $55,115,634 for the Value Fund.

NOTE 5.	ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of each fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2007, Charles Schwab & Co., Inc., for the benefit of it’s customers, held 29.25% of the voting securities of the Small Cap Fund. Commercial Properties, for the benefit of its customers, held 43.01% of the voting securities of the Value Equity Fund. As a result Charles Schwab & Co., may be deemed to control the Small Cap Fund and Commercial Properties may be deemed to control the Value Fund.

Becker Value Funds

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 7.	DISTRIBUTIONS TO SHAREHOLDERS

Small Cap Fund. On December 28, 2005, the Small Cap Fund paid an income distribution of $0.034701 per share and a short-term capital gain distribution of $0.197167 per share to shareholders of record on December 27, 2005.

The tax character of distributions paid for the fiscal years ended October 31, 2006 and 2005 were as follows:

On December 27, 2006, the Small Cap Fund paid an income distribution of $0.006 per share or $2,234 and short-term and long-term capital gain distributions totaling $0.8331 per share or $310,235 to shareholders of record on December 26, 2006.

Value Fund. The Value Fund paid an ordinary income dividend of $0.083698 per share and short-term and long-term capital gain dividends totaling $0.501702 per share on December 28, 2005 to shareholders of record on December 27, 2005.

The tax character of distributions paid for the fiscal years ended October 31, 2006 and 2005 were as follows:

On December 27, 2006, the Value Fund paid an ordinary income dividend of $0.1367 per share or $524,024 and short-term and long-term capital gain dividends totaling $0.4465 per share or $1,711,608 to shareholders of record on December 26, 2006.

As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of October 31, 2006, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $16,492 for the Small Cap Fund and $15 for the Value Equity Fund.

PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Funds at (800) 551-3998 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISOR

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, Ohio 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Semi-Annual Report

April 30, 2007

(Unaudited)

Fund Advisor:

Quixote Capital Management, LLC

8000 E. Prentice Ave., Suite C-5

Greenwood Village, CO 80111

Toll Free (866) 726-0044

Management Discussion

The QCM Absolute Return Fund has performed in line with our expectations over the last six months and since inception in December of 2005. The risk arbitrage strategies utilized, particularly merger arbitrage, has allowed us to post performance well in excess of the Merrill Lynch US Treasury Bill Master Index while posting much less volatility than exhibited by the S&P 500 Index.

Deal spreads in the merger arbitrage space remain attractive due to the continued large volume of merger and acquisition activity. We have been involved in a number of “big-name” transactions that may be of interest to our shareholders such as Clear Channel Communications, Tribune Company, Harrah’s Entertainment and Four Seasons Hotels. This list, like a majority of our portfolio, is made up of private equity transactions. This type of deal typically includes 100% cash based compensation and is heavily dependent on financing in the credit markets to get completed. In cash deals such as this we will typically, but not always, hedge our investment through writing call options against the position to manage risk. The use of this buy-write strategy can potentially boost returns and/or artificially shorten the time frame of our exposure to the deal.

Our pursuit of low volatility and limited correlation to broad equity markets was never more apparent than during the equity market weakness exhibited during February of 2007. While we have been pleased with the performance of our Fund since inception, we are particularly proud to have posted positive returns during that troublesome month for markets in general. This limited correlation can generally be sustained so long as the market sell-off isn’t too drastic or long-lasting, in which case we would expect the correlation to rise.

Besides our issue-specific analysis, we are alert to capital market conditions in an effort to determine the likelihood of financing availability for the large number of private equity deals that are in the market and being announced daily. Absent any sharp sell-off in the high yield or bank loan markets, we anticipate that the extreme majority of announced deals will receive the capital needed in the near term. Our ability to foresee rising illiquidity and risk premium in the credit markets will be of key importance to the performance of the Fund.

We are pleased to have been able to make quarterly distributions of short term capital gains to our shareholders desiring income distributions since inception of the Fund. Short term capital gains are a large component of the Fund’s returns due to the strategy.

We thank you for your investment and will continue to work diligently on your behalf.

Jerry Paul - Portfolio Manager	Troy Johnson - Portfolio Manager

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing. The Fund is subject to the following risks: Management, event driven, distressed investments, hedging (short sales/options), borrowing, high portfolio turnover, equity and fixed income securities (credit/rating/interest rate/duration), ETF, closed end fund. You may obtain a current copy of the Fund’s prospectus by calling 1-866-726-0044. Past performance is no guarantee of future results. Your Fund shares, when redeemed may be worth more or less than their original cost. Because the Fund uses short-selling, derivative strategies and other leveraging techniques to attempt to enhance returns, it is subject to greater risks and its performance may be more volatile than other funds. The Fund may be required to pay a premium to sell a security short. There is no guarantee the price of a shorted security will fall or that the Fund will achieve it's stated investment objective. Distributed by Unified Financial Securities, Inc., 431 N. Pennsylvania Street, Indianapolis, IN. 46204

Investment Results – (Unaudited)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-726-0044.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and are representative of a broader market and range of securities than is found in the Fund’s portfolio. The Merrill Lynch US Treasury Bill Master Index is a widely recognized unmanaged index of fixed income prices and is representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The advisor has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Fund invests) do not exceed 1.75% of the Fund’s average daily net assets through October 31, 2007. Each fee waiver and expense reimbursement by the adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.75% expense limitation.

The chart above assumes an initial investment of $10,000 made on December 20, 2005 (commencement of Fund operations) and held through April 30, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the QCM Absolute Return Fund and to obtain performance data current to the most recent month end, please call 1-866-726-0044. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

The Fund may invest in equity and fixed income securities, preferred stock, or convertible securities. The Fund may also invest in other investment companies, including closed-end funds and exchange-traded funds. The Fund may hold a significant portion of its assets in cash in anticipation of investment opportunities.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2006 through April 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

QCM Absolute Return Fund	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During Period November 1, 2006 - April 30, 2007 *
Actual	$1,000.00	$1,041.87	$10.79
Hypothetical **	$1,000.00	$1,014.23	$10.64

*Expenses are equal to the Fund’s annualized expense ratio of 2.13%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the partial year period. The expense ratio calculation includes income expense on securities sold short.

** Assumes a 5% return before expenses.

QCM Absolute Return Fund
Schedule of Investments
April 30, 2007
(Unaudited)

Common Stock - 91.66%	Shares	Value

Arrangement of Transportation of Freight & Cargo - 2.48%
EGL, Inc. (a) (b)	6,000	$ 238,080

Biological Products (No Diagnostic Substances) - 4.42%
MedImmune, Inc. (a) (b)	7,500	425,100

Commercial Bank - 0.51%
ABN AMRO Holding N.V. (b) (c)	1,000	48,450

Commercial Printing - 1.11%
The Topps Co., Inc. (b)	10,800	107,028

Communications Services - 0.49%
XM Satellite Radio Holdings, Inc. - Class A (a) (b)	4,000	46,800

Electric & Other Services Combined - 3.11%
NorthWestern Corp.	8,500	298,690

Electric Services - 2.73%
TXU Corp. (b)	4,000	262,320

Finance Service - 4.28%
First Data Corp. (b)	12,700	411,480

Fire, Marine & Casualty Insurance - 3.09%
Bristol West Holdings, Inc.	13,400	296,944

Household Audio & Video Equipment - 4.18%
Harman International Industries, Inc. (b)	3,300	402,237

National Commercial Banks - 2.35%
BB&T Corp. (b)	600	24,972
Mellon Financial Corp. (b)	1,500	64,395
Sky Financial Group, Inc.	5,010	136,523
		225,890

Natural Gas Distribution - 4.74%
KeySpan Corp.	11,000	455,510

Natural Gas Transmission & Distribution - 2.77%
Kinder Morgan, Inc.	2,500	266,400

Newspapers: Publishing or Publishing & Printing - 5.90%
Tribune Co. (b)	17,300	567,440

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 3.41%
Biomet, Inc.	7,600	328,320

Operative Builders - 1.86%
WCI Communities, Inc. (a) (b)	8,200	179,088

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stock - 91.66% - continued	Shares	Value

Personal Credit Institutions - 4.48%
SLM Corp. (b)	8,000	$ 430,640

Radio Broadcasting Stations - 4.42%
Clear Channel Communications, Inc. (b)	12,000	425,160

Regional Commercial Bank - 1.08%
Desert Community Bank	4,500	104,265

Retail - Grocery Stores - 0.51%
Pathmark Stores, Inc. (a)	3,857	48,675

Retail - Variety Stores - 2.89%
Dollar General Corp.	13,000	277,550

Savings Institutions, Federally Chartered - 5.73%
Coastal Financial Corp.	20,689	332,265
Umpqua Holdings Corp.	8,779	218,948
		551,213

Services - Automotive Repair, Services & Parking - 1.49%
Central Parking Corp.	6,400	143,232

Services - Computer Processing & Data Preparation - 2.06%
Affiliated Computer Services, Inc. - Class A (a) (b)	3,300	197,703

Services - General Medical & Surgical Hospitals - 2.49%
Triad Hospitals, Inc. (a) (b)	4,500	239,130

Services - Management Services - 3.25%
The ServiceMaster Company	20,300	312,417

Services - Miscellaneous Amusement & Recreation - 4.88%
Harrah's Entertainment, Inc. (b)	5,500	469,150

Service - Prepackaged Software - 0.83%
Dendrite International, Inc. (a)	5,000	79,500

State Commercial Banks - 0.63%
Placer Sierra Bancshares	2,176	60,340

Steel Pipe & Tubes - 1.04%
Lone Star Technologies, Inc. (a)	1,500	99,615

Television Broadcasting Stations - 5.91%
Price Communications Corp.	27,990	568,197

Trucking (No Local) - 1.30%
Swift Transportation Co., Inc. (a)	4,000	125,120

*See accompanying notes which are an integral part of these financial statements.

Schedule of Investments - continued
April 30, 2007
(Unaudited)

Common Stock - 91.66% - continued	Shares	Value

Wholesale - Groceries & Related Products - 1.24%
Smart & Final, Inc. (a)	5,500	$ 119,680

TOTAL COMMON STOCK (Cost $8,823,881)		8,811,364

Real Estate Investment Trusts - 0.79%
Affordable Residential Communities, Inc. (a) (b)	6,500	76,245

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $80,982)		76,245

Closed-End Mutual Funds - 4.82%
ACM Managed Income Fund	39,900	154,014
ACM Municipal Securities Income Fund	14,900	163,304
Western Asset Municipal Partners Fund II, Inc.	11,000	145,860

TOTAL CLOSED-END MUTUAL FUNDS (Cost $461,112)		463,178

Rights - 0.00%
Pelican Financial, Inc. (a) (d)	8,500	-

TOTAL RIGHTS (Cost $0)		-

Money Market Security - 0.36%
Fidelity Money Market Portfolio, 5.17% (e)	34,419	34,419

TOTAL MONEY MARKET (Cost $34,419)		34,419

TOTAL INVESTMENTS (Cost $9,400,394) - 97.63%		$ 9,385,206

Cash and other assets less liabilities - 2.37%		228,106

TOTAL NET ASSETS - 100.00%		$ 9,613,312
(a) Non-income producing.
(b) Portion of the security is pledged as collateral for call options written.
(c) American Depositary Receipt.

(d) Escrow rights issued in conjunction with company liquidation. There is no market for the rights. Therefore these are considered to be illquid and are valued according to fair value procedures approved by the Trust.

(e) Variable rate securities; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Written Call Options
April 30, 2007
(Unaudited)
	Shares Subject
Written Call Options / Expiration Date @ Exercise Price	to Call	Value

ABN AMRO Holding N.V., 05/19/2007 @ $50.00	1,000	$ 950
Affiliated Computer Services, Inc. - Class A, 05/19/2007 @ $55.00	1,000	5,300
Affiliated Computer Services, Inc. - Class A, 05/19/2007 @ $60.00	2,300	2,128
Affordable Residential Communities, Inc., 05/19/2007 @ $12.50	6,800	850
BB&T Corp., 05/19/2007 @ $42.50	1,000	300
Clear Channel Communications, Inc., 05/19/2007 @ $35.00	5,000	5,625
Clear Channel Communications, Inc., 05/19/2007 @ $32.50	7,000	22,400
EGL, Inc., 05/19/2007 @ $35.00	1,000	4,800
EGL, Inc., 05/19/2007 @ $40.00	4,500	2,250
First Data Corp., 05/19/2007 @ $32.50	6,500	1,137
Harman International Industries, Inc., 05/19/2007 @ $120.00	3,300	9,405
Harrah's Entertainment, Inc., 05/19/2007 @ $85.00	3,500	1,838
Huntington Bancshares, Inc., 05/19/2007 @ $22.50	5,500	825
iShares Lehman 7-10 Year Treasury Bond Fund, 05/19/2007 @ $83.00	5,500	2,062
MedImmune, Inc., 05/19/2007 @ $57.50	3,000	450
MedImmune, Inc., 06/16/2007 @ $55.00	2,500	6,438
MedImmune, Inc., 06/16/2007 @ $52.50	1,000	5,000
Mellon Financial Corp., 05/19/2007 @ $42.50	1,500	1,537
Motorola, Inc., 05/19/2007 @ $18.00	1,000	175
SLM Corp., 05/19/2007 @ $50.00	2,000	8,600
SLM Corp., 05/19/2007 @ $55.00	6,000	2,400
The Topps Company, Inc., 05/19/2007 @ $10.00	3,500	525
Triad Hospitals, Inc., 05/19/2007 @ $50.00	3,700	12,395
Tribune Co., 05/19/2007 @ $35.00	2,500	63
Tribune Co., 05/19/2007 @ $32.50	17,300	9,947
Tribune Co., 08/18/2007 @ $35.00	4,500	450
TXU Corp., 05/19/2007 @ $65.00	1,000	950
TXU Corp., 05/19/2007 @ $62.50	1,000	3,250
TXU Corp., 06/16/2007 @ $62.50	2,000	7,000
Verizon Communications, Inc., 05/19/2007 @ $35.00	10,500	34,650
Verizon Communications, Inc., 05/19/2007 @ $37.50	1,400	1,540
WCI Communities, Inc., 05/19/2007 @ $20.00	8,200	16,195
XM Satellite Radio Holdings, Inc. - Class A, 05/19/2007 @ $10.00	2,000	3,550
XM Satellite Radio Holdings, Inc. - Class A, 05/19/2007 @ $12.50	2,000	350

Total (Premiums Received $171,092)	130,500	$ 175,335

See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Schedule of Written Put Options
April 30, 2007
(Unaudited)
	Shares Subject
Written Put Options / Expiration Date @ Exercise Price	to Put	Value

Biomet, Inc., 05/19/2007 @ $42.50	2,000	$ 300
Integrys Energy Group, Inc., 05/19/2007 @ $55.00	800	120
Lear Corp., 05/19/2007 @ $35.00	3,000	225
Motorola, Inc., 05/19/2007 @ $18.00	4,000	3,100
Sovereign Bancorp, Inc., 05/19/2007 @ $22.50	2,500	250
Tribune Co., 05/19/2007 @ $32.50	1,200	240
Wells Fargo & Company, 05/19/2007 @ $35.00	6,500	1,462

Total (Premiums Received $6,508)	20,000	5,697

QCM Absolute Return Fund
Schedule of Securities Sold Short
April 30, 2007
(Unaudited)

Securities Sold Short	Shares	Value

BB&T Corp.	8,565	$ 356,475
Integrys Energy Group, Inc.	737	41,346
Motorola, Inc.	2,000	34,660
The Great Atlantic & Pacific Tea Company, Inc.	500	16,095
Umpqua Holdings Corp.	8,051	200,792
Verizon Communications, Inc.	3,760	143,557
Wells Fargo & Company	5,100	183,039

Total (Proceeds Received $965,550)	28,713	$ 975,964

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Statement of Assets and Liabilities
April 30, 2007
(Unaudited)

Assets
Investments in securities, at value (Cost $9,400,394)	$ 9,385,206
Cash	970
Cash at broker	1,743,173
Receivable for investments sold	622,909
Receivable for fund shares sold	86,266
Receivable due from Advisor (a)	25,040
Interest receivable	48
Dividends receivable	10,421
Prepaid expenses	11,516
Total assets	11,885,549

Liabilities
Call Options Written (Premiums Received $171,092)	175,335
Put Options Written (Premiums Received $6,508)	5,697
Securities sold short (Proceeds Received $965,550)	975,964
Payable for investments purchased	1,071,914
Payable for Fund shares purchased	7,372
Accrued 12b-1 fees	10,077
Payable to administrator, fund accountant and transfer agent	8,068
Payable to trustees and officers	775
Payable to custodian	8,029
Other accrued expenses	9,006
Total liabilities	2,272,237

Net Assets	$ 9,613,312

Net Assets consist of:
Paid in capital	$ 9,451,969
Accumulated undistributed net investment income	28,904
Accumulated net realized gain from investment transactions	161,473
Net unrealized (depreciation) on:
Investment Securities	(15,188)
Options Written	(3,432)
Securities Sold Short	(10,414)

Net Assets	$ 9,613,312

Shares outstanding (unlimited number of shares authorized)	930,148

Net Asset Value and offering price per share	$ 10.34

Redemption price per share (b) ($10.34 * 99%)	$ 10.24

(a) See Note 3 in the Notes to the Financial Statements.
(b) The Fund charges a 1% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.
*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Statement of Operations
For the Six Months ended April 30, 2007
(Unaudited)

Investment Income
Dividend income	$ 98,242
Interest income	30,472
Total Investment Income	128,714

Expenses
Investment Advisor fee (a)	50,386
12b-1 expenses	10,077
Legal expenses	23,525
Custodian expenses	17,852
Fund accounting expenses	17,059
Administration expenses	15,620
Transfer agent expenses	11,455
Interest expense	7,892
Registration expenses	7,439
Auditing expenses	7,439
Dividend expense on securities sold short	4,540
Pricing expenses	3,571
Trustee expenses	2,480
CCO expenses	2,380
Miscellaneous expenses	744
Printing expenses	297
Total Expenses	182,756
Less: Fees Waived and Expenses Reimbursed by Advisor (a)	(96,745)
Net operating expenses	86,011
Net Investment Income	42,703

Realized & Unrealized Gain (Loss) on Investment Securities:
Net realized gain (loss) on:
Investment Securities	281,189
Options Written	122,231
Securities Sold Short	(106,864)
Change in unrealized appreciation (depreciation) on:
Investment Securities	(76,765)
Options Written	13,364
Securities Sold Short	57,417
Net realized and unrealized gain on investment securities	290,572
Net increase in net assets resulting from operations	$ 333,275

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Statements of Changes In Net Assets

	Six months Ended
	April 30, 2007	Period Ended
	(Unaudited)	October 31, 2006	(a)
Increase in Net Assets due to:

Operations
Net investment income (loss)	$ 42,703	$ (27)
Net realized gain (loss) on:
Investment Securities	281,189	(116,017)
Options Written	122,231	459,255
Securities Sold Short	(106,864)	(45,566)
Change in unrealized appreciation (depreciation) on:
Investment Securities	(76,765)	61,577
Options Written	13,364	(16,796)
Securities Sold Short	57,417	(67,831)
Net increase in net assets resulting from operations	333,275	274,595

Distributions
From net investment income	(13,799)	(334)
From capital gains	(246,044)	(186,350)
Total distributions	(259,843)	(186,684)

Capital Share Transactions
Proceeds from Fund shares sold	3,420,393	8,067,988
Reinvestment of distributions	257,210	185,784
Amount paid for Fund shares repurchased	(1,561,994)	(917,412)
Net increase in net assets resulting
from capital share transactions	2,115,609	7,336,360

Total Increase in Net Assets	2,189,041	7,424,271

Net Assets
Beginning of period	7,424,271	-

End of period	$ 9,613,312	$ 7,424,271

Accumulated undistributed net investment income included in net assets at end of period	$ 28,904	$ -

Capital Share Transactions
Shares sold	331,914	797,028
Shares issued in reinvestment of distributions	25,179	18,324
Shares repurchased	(151,876)	(90,421)
Net increase from capital share transactions	205,217	724,931

(a) For the period December 20, 2005 (the date the Fund commenced operations) through October 31, 2006.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund
Financial Highlights
(For a share outstanding during the period)

	Six Months Ended
	April 30, 2007	Period Ended
	(Unaudited)	October 31, 2006	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.24	$ 10.00
Income from investment operations:
Net investment income / (loss)	0.05	-	(b)
Net realized and unrealized gain	0.37	0.59
Total from investment operations	0.42	0.59

Less Distributions to Shareholders:
From net investment income	(0.02)	-	(c)
From net realized gain	(0.30)	(0.35)
Total distributions	(0.32)	(0.35)

Paid in capital from redemption fees (d)	-	-

Net asset value, end of period	$ 10.34	$ 10.24

Total Return (e)	4.19%	6.00%	(f)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 8,141	$ 7,424
Ratio of expenses to average net assets	2.13%	2.70%	(g)
Ratio of expenses to average net assets before reimbursement	4.53%	6.56%	(g)
Ratio of net investment income to average net assets	2.13%	0.00%	(g)
Ratio of net investment income to average net assets before reimbursement	4.53%	(3.86)%	(g)
Portfolio turnover rate	321.01%	546.81%

(a) For the period December 20, 2005 (the date the Fund commenced operations) through October 31, 2006.
(b) Net investment income (loss) per share resulted in less than $0.005 per share.
(c) Distribution from net investment income resulted in less than $0.005 per share.
(d) Redemption fees resulted in less than $0.005 per share.
(e) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(f) Not annualized.
(g) Annualized.

*See accompanying notes which are an integral part of these financial statements.

QCM Absolute Return Fund

Notes to the Financial Statements

April 30, 2007

(Unaudited)

NOTE 1. ORGANIZATION

The QCM Absolute Return Fund (the “Fund”) was organized as a diversified series of the Unified Series Trust (the “Trust”) on August 29, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of each separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on December 20, 2005. The investment advisor to the Fund is Quixote Capital Management, LLC (the “Advisor”). The Fund seeks to achieve a positive return over a full market cycle, even during periods when stock and bond markets are falling.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines approved by the Board. The Advisor believes pricing options at their bid price for this Fund may result in the options being valued at below intrinsic value, therefore the Board approved the pricing of options at the mean of the closing bid and ask prices.

Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used if the options the Fund has written cease to have market quotations readily available due to low volume or imminent expiration.

Option writing - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. The Fund as writer of an

QCM Absolute Return Fund

Notes to the Financial Statements – continued

April 30, 2007

(Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales – The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each funds relative net assets or other appropriate basis (as determined by the Board).

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions - The Fund will typically distribute substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders at least annually. These distributions, which are recorded on the ex-dividend date, are automatically reinvested in the Fund unless shareholders request cash distributions on their application or through a written request. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

>

QCM Absolute Return Fund

Notes to the Financial Statements – continued

April 30, 2007

(Unaudited)

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments, subject to the approval of the Board. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.25% of the Fund’s average net assets. For the six months ended April 30, 2007, the Advisor earned fees of $50,386 from the Fund before the waiver and reimbursement described below. At April 30, 2007, the Fund was owed $25,040 by the Advisor.

The Advisor has contractually agreed through October 31, 2007, to waive its management fee and/or reimburse expenses so that total annual fund operating expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.75% of the Fund’s average daily net assets. Prior to December 1, 2006, the Advisor had agreed to waive fees/reimburse expenses at 2.25% of the Fund’s average daily net assets. For the six months ended April 30, 2007, the Advisor waived fees and/or reimbursed expenses of $96,745. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund in the three fiscal years following the fiscal year in which the expenses occur provided that the Fund is able to make such repayment without exceeding the 1.75% expense limitation. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, at October 31, 2006, was as follows:

As of April 30, 2007, $96,745 may be subject to potential repayment by the Fund to the Advisor through October 31, 2010.

The Trust retains Unified Fund Services, Inc. (“Unified”), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended April 30, 2007, Unified earned fees of $15,620 for administrative services provided to the Fund. As of April 30, 2007, the Fund owed $2,621 to Unified for administration services.

The Trust also retains Unified to act as each Fund’s transfer agent and to provide fund accounting services. For the six months ended April 30, 2007, Unified earned fees of $6,695 from the Fund for transfer agent services and $4,760 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services. For the six months ended April 30, 2007, Unified earned fees of $17,059 from the Fund for fund accounting services. As of April 30, 2007, Unified was owed $526 for transfer agent services and reimbursement of out-of-pocket expenses and $4,921 for fund accounting services. Certain officers of the Trust are members of management and/or employees of Unified. Unified operates as a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of the Distributor and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended April 30, 2007, the Custodian earned fees of $17,852 for custody services. As of April 30, 2007, the Fund owed $8,029 to the Custodian for custody services.

Unified Financial Securities, Inc., (the “Distributor”), serves as principal underwriter for the Fund. The Fund has adopted a distribution plan in accordance to Rule 12b-1 under the Investment Company Act of 1940 (the “12b-1 Plan”) under which the Fund will pay a distribution fee at a rate of .25% per annum of the average daily net assets to reimburse the Advisor for expenses in distributing shares and promoting sales of the Fund. For the six months ended April 30, 2007, the Fund accrued $10,077 in 12b-1 fees, which is payable to the Advisor.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made by the Fund to Distributor for the six months ended April 30, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

QCM Absolute Return Fund

Notes to the Financial Statements – continued

April 30, 2007

(Unaudited)

NOTE 4. INVESTMENTS

For the six months ended April 30, 2007, purchases and sales of investment securities (including options and short sales), other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2007, the net unrealized depreciation of investments (including options written and short sales) for tax purposes was as follows:

At April 30, 2007, the aggregate cost of investments for federal income tax purposes was $9,400,394. At April 30, 2007, the aggregate proceeds on short positions for federal income tax purposes were $965,550. Aggregate proceeds on options written for federal income tax purposes were $177,600.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the Investment Company Act of 1940. As of April 30, 2007, Fiserv Trust Company and Charles Schwab & Co., for the benefit of their customers, held 33.48% and 25.98%, respectively, of the outstanding shares of the Fund. As a result, they may be deemed to control the Fund. Quixote Partners, LLC, the parent company of the Advisor and as such, an affiliate of the Advisor, owns 2.72% of the Fund.

QCM Absolute Return Fund

Notes to the Financial Statements - continued

April 30, 2007

(Unaudited)

NOTE 7. OPTIONS WRITTEN

As of April 30, 2007, $44,409 in cash and portfolio securities valued at $4,428,090 were held by the broker as cover for call and put options written by the Fund.

Transactions in written options during the period November 1, 2006 through April 30, 2007 were as follows (100 shares of common stock underly each option contract):

NOTE 8. DISTRIBUTIONS

On December 30, 2005, the Fund paid an income distribution of $0.002328 per share to shareholders of record on December 29, 2005. The Fund paid quarterly short-term capital gain distributions totaling $0.35 per share to shareholders.

The tax characterization of distributions for the period ended October 31, 2006 was as follows:

On December 28, 2006, the Fund paid an income distribution of $0.0185 per share or $13,799 to the shareholders of record on December 27, 2006. The Fund paid quarterly short-term capital gain distributions totaling $0.3037 per share or $246,044.

As of October 31, 2006, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of October 31, 2006, the difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Fund at 866-726-0044 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISOR

Quixote Capital Management, LLC

8000 E. Prentice Ave., Suite C-5

Greenwood Village, CO 80111

DISTRIBUTOR & UNDERWRITER

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, Ohio 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, Missouri 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

US Bank, N.A.

425 Walnut Street

Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, Indiana 46204

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.	NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date:	7/5/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date:	7/5/2007

By	*/s/ J. Michael Landis
J. Michael Landis, Treasurer

Date:	7/6/2007